Weitz	Investment Management

SCHEDULE OF
INVESTMENTS
June 30, 2026

CONSERVATIVE ALLOCATION FUND
Investor Class (WBALX)
Institutional Class (WBAIX)

CORE PLUS INCOME FUND
Investor Class (WCPNX)
Institutional Class (WCPBX)

LARGE CAP EQUITY FUND
Investor Class (WVALX)
Institutional Class (WVAIX)

MULTI CAP EQUITY FUND
Investor Class (WPVLX)
Institutional Class (WPVIX)

PARTNERS III OPPORTUNITY FUND
Investor Class (WPOIX)
Institutional Class (WPOPX)

SHORT DURATION INCOME FUND
Investor Class (WSHNX)
Institutional Class (WEFIX)

ULTRA SHORT GOVERNMENT FUND (SAFEX)

CONSERVATIVE ALLOCATION FUND
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks — 43.7%

	% of Net
Financials	Assets	Shares	$ Value
Transaction & Payment Processing Services	4.8
Visa, Inc. - Class A		12,500	4,288,625
Mastercard, Inc. - Class A		7,500	3,852,000

Multi-Sector Holdings	3.0
Berkshire Hathaway, Inc. - Class B(a)		10,000	5,003,900

Insurance Brokers	2.4
Aon plc - Class A(b)		12,000	3,980,280

Financial Exchanges & Data	1.4
S&P Global, Inc.		5,750	2,341,745
	11.6		19,466,550
Health Care
Life Sciences Tools & Services	6.4
Danaher Corp.		22,000	4,190,560
Thermo Fisher Scientific, Inc.		8,250	4,136,220
Bio-Techne Corporation		31,500	2,225,475

Health Care Services	2.1
Labcorp Holdings, Inc.		12,800	3,584,000
	8.5		14,136,255
Industrials
Machinery	4.7
IDEX Corporation		14,000	3,177,300
Veralto Corp		32,500	2,882,100
Fortive Corporation		17,500	1,069,075
Ingersoll Rand, Inc.		11,000	901,890

Research & Consulting Services	1.3
Equifax, Inc.		13,500	2,142,720

Aerospace & Defense	1.1
HEICO Corporation - Class A		7,000	1,805,370

Trading Companies & Distributors	0.6
Exagen Inc		4,000	949,320
	7.7		12,927,775
Information Technology
Semiconductors	3.5
Analog Devices, Inc.		7,250	2,879,483
Texas Instruments, Inc.		9,600	2,861,472

System Software	1.8
Microsoft Corp.		8,000	2,984,160

IT Consulting & Other Services	1.1
Accenture PLC - Class A(b)		15,000	1,866,600

Electrical Components	0.7
Amphenol Corporation - Class A		7,000	1,234,240
	7.1		11,825,955
Materials
Construction Materials	4.8
Vulcan Materials Company		14,000	4,130,140
Martin Marietta Materials, Inc.		6,850	3,950,395

Industrial Gases	1.9
New Linde PLC		6,000	3,113,640
	6.7		11,194,175
Communication Services
Interactive Media & Services	1.6
Alphabet, Inc. - Class C		7,500	2,649,975

Integrated Telecommunication Services	0.5
Comcast Corp. - Class A		37,000	908,350
	2.1		3,558,325
Total Common Stocks (Cost $33,728,057)			73,109,035
Corporate Bonds — 0.3%

	% of Net	$ Principal
	Assets	Amount	$ Value
Gartner, Inc.	0.3
4.50%, 7/01/28(c) (Cost $497,205)		500,000	491,245
	0.3		491,245

Asset-Backed Securities — 4.3%
Automobile — 0.9%
ARI Fleet Lease Trust
Series 2023-B, Class A2, 6.05%, 7/15/32(c)		18,090	18,151
Series 2024-A, Class A2, 5.30%, 11/15/32(c)		17,420	17,466
Series 2024-B, Class A2, 5.54%, 4/15/33(c)		55,133	55,352
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1, Class A2, 5.54%, 10/27/31(c)		5,756	5,787
CFMT LLC (CFMT)
Series 2021-AL1, Class B, 1.39%, 9/22/31(c)		28,769	28,723
Chesapeake Funding II LLC
Series 2023-2A, Class A1, 6.16%, 10/15/35(c)		29,252	29,320
Series 2024-1A, Class A1, 5.52%, 5/15/36(c)		41,362	41,623
Enterprise Fleet Financing LLC (EFF)
Series 2023-2, Class A2, 5.56%, 4/22/30(c)		29,667	29,731
Series 2023-3, Class A2, 6.40%, 3/20/30(c)		144,471	145,432
Series 2024-1, Class A2, 5.23%, 3/20/30(c)		55,946	56,162
Series 2024-2, Class A3, 5.61%, 4/20/28(c)		279,634	281,693
Series 2024-3, Class A3, 4.98%, 8/21/28(c)		130,000	130,808
Series 2024-4, Class A3, 4.56%, 11/20/28(c)		100,000	100,226
Merchants Fleet Funding LLC (MMF)
Series 2023-1A, Class A, 7.21%, 5/20/36(c)		64,764	64,921
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A, Class A, 6.46%, 8/18/38(c)		163,541	164,721
Series 2024-2A, Class A1, 4.87%, 6/21/39(c)		408,432	410,263
			1,580,379
Collateralized Loan Obligations — 0.4%
Audax Senior Debt CLO 7 LLC
Series 2026-7A, Class AR2, 5.25%, 4/20/35 (TSFR3M +160 bps)(c)		400,000	401,111
Monroe Capital Mml Clo XII Ltd
Series 2021-2A, Class A1, 5.43%, 9/14/33 (TSFR3M +176 bps)(b)(c)		188,189	188,441
			589,552
Consumer & Specialty Finance — 1.0%
Aqua Finance Issuer Trust (AQFIT)
Series 2025-A, Class A, 5.25%, 12/19/50(c)		235,386	235,901
Series 2025-B, Class A, 4.79%, 5/17/51(c)		108,754	108,218
Foundation Finance Trust (FFIN)
Series 2021-2A, Class A, 2.19%, 1/15/42(c)		55,872	53,298
Series 2023-2A, Class A, 6.53%, 6/15/49(c)		101,609	104,443
Series 2024-1A, Class A, 5.50%, 12/15/49(c)		87,272	88,188
Series 2025-2A, Class A, 4.67%, 4/15/52(c)		101,877	101,089
GreenSky Home Improvement Issuer Trust (GSKY)
Series 2025-1A, Class A4, 5.22%, 3/25/60(c)		72,849	73,142
Octane Receivables Trust
Series 2024-2A, Class A2, 5.80%, 7/20/32(c)		78,906	79,288
SCOOT
Series 2026-1A, Class A2, 6.38%, 5/20/56(c)		700,000	705,904
UPG HI Issuer Trust
Series 2026-1, Class A, 5.03%, 2/25/48(c)		103,350	103,023
			1,652,494

CONSERVATIVE ALLOCATION FUND (CONTINUED)
Schedule of Investments
June 30, 2026 (Unaudited)

	$ Principal
	Amount	$ Value
Equipment — 1.7%
Amur Equipment Finance Receivables XII LLC
Series 2023-1A, Class A2, 6.09%, 12/20/29(c)	26,907	27,006
Amur Equipment Finance Receivables XIII LLC
Series 2024-1A, Class A, 5.38%, 1/21/31(c)	54,408	54,692
Amur Equipment Finance Receivables XIV LLC
Series 2024-2A, Class A2, 5.19%, 7/21/31(c)	145,085	146,146
Amur Equipment Finance Receivables XV LLC
Series 2025-1A, Class A2, 4.70%, 9/22/31(c)	351,306	352,519
Dell Equipment Finance Trust (DEFT)
Series 2024-1, Class A3, 5.39%, 3/22/30(c)	66,054	66,320
Series 2024-2, Class A3, 4.59%, 8/22/30(c)	100,000	100,136
DLLMT LLC (DLLMT)
Series 2024-1A, Class A3, 4.84%, 8/21/28(c)	198,703	199,275
DLLST LLC (DLLST)
Series 2024-1A, Class A3, 5.05%, 8/20/27(c)	31,856	31,918
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2024-2, Class A3, 5.00%, 9/15/28(c)	240,000	241,532
HPEFS Equipment Trust
Series 2024-2A, Class A3, 5.36%, 10/20/31(c)	51,627	51,759
Kubota Credit Owner Trust
Series 2024-2A, Class A3, 5.26%, 11/15/28(c)	180,087	181,354
M&T Equipment Notes (MTLRF)
Series 2024-1A, Class A2, 4.99%, 8/18/31(c)	45,848	45,896
Series 2025-1A, Class A2, 4.70%, 12/16/27(c)	727,362	728,680
NMEF Funding LLC (NMEF)
Series 2025-A, Class A2, 4.72%, 7/15/32(c)	103,359	103,470
Series 2025-B, Class A2, 4.64%, 1/18/33(c)	563,436	563,996
		2,894,699
Other — 0.3%
Verizon Master Trust (VZMT)
Series 2023-7, Class A1A, 5.67%, 11/20/29	465,000	467,725
Total Asset-Backed Securities (Cost $7,156,322)		7,184,849

Commercial Mortgage-Backed Securities — 0.3%
KREF Ltd. (KREF)
Series 2022-FL3, Class A, 5.09%, 2/17/39 (TSFR1M +145 bps)(b)(c)	60,459	60,497
NRTH Commercial Mortgage Trust (NRTH)
Series 2025-PARK, Class A, 5.02%, 10/15/40 (TSFR1M +139 bps)(c)	300,000	301,133
PFP Ltd. (PFP)
Series 2024-11, Class A, 5.44%, 9/17/39 (TSFR1M +183 bps)(b)(c)	87,032	87,211
Total Commercial Mortgage-Backed Securities (Cost $446,894)		448,841

Mortgage-Backed Securities — 10.2%
Federal Home Loan Mortgage Association
Collateralized Mortgage Obligations
Series 5659, Class CM, 5.00%, 11/25/46	676,677	675,594
Series 5436, Class AB, 5.50%, 4/25/49	228,063	228,011
Series 5407, Class DA, 5.50%, 11/25/49	485,476	485,564
Series 5640, Class A, 5.00%, 7/25/50	477,215	472,955
Series 5613, Class BE, 4.75%, 8/25/50	697,346	687,267
Series 5450, Class KA, 4.50%, 6/25/51	666,634	663,145
Series 5301, Class ED, 5.00%, 4/25/53	518,823	515,020

Pass-Through Securities
Pool# E02948, 3.50%, 7/01/26	137	137
Pool# J16663, 3.50%, 9/01/26	392	391
Pool# ZS8692, 2.50%, 4/01/33	73,932	70,374
Pool# SB-8257, 5.50%, 9/01/38	645,451	656,711
Pool# SB8287, 5.00%, 3/01/39	499,895	502,515
Pool# SB8293, 5.00%, 4/01/39	397,417	399,741
Pool# RB5389, 5.50%, 2/01/46	487,486	492,988
		5,850,413
	$ Principal
	Amount	$ Value
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 12, Class GB, 6.00%, 6/25/45	335,779	341,516
Series 20, Class HD, 5.50%, 3/25/46	210,629	211,705
Series 21, Class DA, 5.50%, 12/25/46	34,413	34,360
Series 20, Class CA, 5.50%, 1/25/47	74,003	73,922
Series 97, Class BA, 5.50%, 4/25/49	466,596	468,157
Series 20, Class EA, 5.50%, 8/25/49	118,233	118,205
Series 59, Class MA, 5.00%, 3/25/51	260,324	258,879
Series 33, Class AC, 5.00%, 4/25/52	348,608	345,727

Pass-Through Securities
Pool# AB3902, 3.00%, 11/01/26	1,268	1,263
Pool# AK3264, 3.00%, 2/01/27	2,073	2,062
Pool# AB6291, 3.00%, 9/01/27	21,027	20,859
Pool# MA3189, 2.50%, 11/01/27	19,076	18,843
Pool# MA3791, 2.50%, 9/01/29	74,599	72,738
Pool# BM5708, 3.00%, 12/01/29	23,838	23,557
Pool# AS7698, 2.50%, 8/01/31	220,147	211,249
Pool# AS7701, 2.50%, 8/01/31	96,058	92,192
Pool# MA3540, 3.50%, 12/01/33	41,698	40,629
Pool# MA5311, 5.00%, 3/01/39	378,085	380,066
Pool# MA5767, 5.50%, 7/01/45	770,926	780,848
		3,496,778
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-23, Class KA, 5.50%, 4/20/48	323,874	324,958
Series 2025-2, Class G, 3.50%, 10/20/48	532,542	514,494
Series 2025-169, Class JQ, 4.50%, 11/20/50	712,359	704,334

Pass-Through Securities
Pool# 5255, 3.00%, 12/20/26	1,323	1,317
Pool# MB0528, 5.00%, 8/20/40	674,139	677,414
		2,222,517
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust
Series 2024-1, Class A4A, 6.00%, 1/25/55(c)(d)	354,198	354,531
Series 2024-2, Class A4A, 6.00%, 2/25/55(c)(d)	293,214	293,065
Flagstar Mortgage Trust
Series 2021-7, Class A5, 2.50%, 8/25/51(c)(d)	304,093	271,457
GS Mortgage-Backed Securities Trust
Series 2022-PJ1, Class A8, 2.50%, 5/28/52(c)(d)	330,728	293,619
Series 2024-PJ8, Class A8, 5.50%, 2/25/55(c)(d)	11,296	11,268
Series 2025-PJ3, Class A8, 5.50%, 7/25/55(c)(d)	435,452	435,074
Series 2025-PJ9, Class A6, 5.00%, 3/25/56(c)(d)	503,240	497,917
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5, Class A1, 2.50%, 10/25/29(c)(d)	6,347	6,299
Series 2016-3, Class 2A1, 2.89%, 10/25/46(c)(d)	58,291	54,626
Series 2017-3, Class 2A2, 2.50%, 8/25/47(c)(d)	99,154	86,122
Series 2020-81, Class A4, 3.00%, 3/25/51(c)(d)	13,406	13,282
Series 2021-6, Class A4, 2.50%, 10/25/51(c)(d)	390,058	350,448
Series 2021-8, Class A4, 2.50%, 12/25/51(c)(d)	285,496	255,895
Series 2022-2, Class A4A, 2.50%, 8/25/52(c)(d)	225,182	200,126
Series 2023-6, Class A4A, 5.50%, 12/26/53(c)(d)	301,159	301,028
Series 2024-51A, Class A6, 6.00%, 11/25/54(c)(d)	12,489	12,456
Series 2024-10, Class A6, 5.50%, 3/25/55(c)(d)	104,285	104,114
RCKT Mortgage Trust
Series 2021-3, Class A5, 2.50%, 7/25/51(c)(d)	273,384	245,339
Sequoia Mortgage Trust (SEMT)
Series 2020-3, Class A4, 3.00%, 4/25/50(c)(d)	9,192	9,093
Series 2023-3, Class A4, 6.00%, 9/25/53(c)(d)	221,427	221,844
Series 2024-3, Class A4, 6.00%, 4/25/54(c)(d)	136,196	136,438
Series 2024-51A, Class A5, 6.00%, 6/25/54(c)(d)	91,764	92,013
Series 2024-10, Class A5, 5.50%, 11/25/54(c)(d)	109,555	109,474
Series 2025-6, Class A11, 5.50%, 7/25/55(c)(d)	351,206	350,924
Series 2025-10, Class A11, 5.00%, 11/25/55(c)(d)	468,675	465,161
Series 2026-7, Class A11, 5.00%, 6/25/56(c)(d)	100,000	99,439
Series 2026-8, Class A11, 5.00%, 6/26/56(c)(d)	270,000	267,422
		5,538,474
Total Mortgage-Backed Securities (Cost $17,361,077)		17,108,182

CONSERVATIVE ALLOCATION FUND (CONTINUED)
Schedule of Investments
June 30, 2026 (Unaudited)

U.S. Treasuries — 38.8%

	$ Principal
	Amount	$ Value
U.S. Treasury Notes
2.00%, 11/15/26	1,000,000	992,873
4.00%, 1/15/27	3,000,000	3,000,386
2.38%, 5/15/27	2,000,000	1,971,121
2.75%, 7/31/27	2,000,000	1,970,938
4.13%, 9/30/27	2,000,000	1,999,609
4.13%, 10/31/27	2,000,000	1,999,023
2.25%, 11/15/27	2,000,000	1,949,570
3.50%, 1/31/28	2,000,000	1,979,531
4.00%, 2/29/28	3,000,000	2,992,324
3.50%, 4/30/28	2,000,000	1,976,680
3.63%, 5/31/28	2,000,000	1,980,469
4.13%, 7/31/28	2,000,000	1,998,750
4.38%, 8/31/28	2,000,000	2,008,633
3.13%, 11/15/28	2,000,000	1,953,555
3.75%, 12/31/28	3,000,000	2,970,527
2.63%, 2/15/29	4,000,000	3,848,360
2.88%, 4/30/29	1,000,000	965,957
2.75%, 5/31/29	2,000,000	1,923,477
4.00%, 7/31/29	2,000,000	1,990,664
4.00%, 10/31/29	1,000,000	994,609
4.13%, 10/31/29	2,000,000	1,997,031
3.75%, 5/31/30	1,000,000	984,355
3.63%, 8/31/30	1,000,000	978,398
3.75%, 1/31/31	2,000,000	1,962,422
4.13%, 3/31/31	2,000,000	1,992,773
4.13%, 5/31/31	1,000,000	996,484
4.13%, 11/30/31	2,000,000	1,989,648
4.38%, 1/31/32	2,000,000	2,013,086
4.63%, 9/15/26	2,000,000	2,003,524
4.63%, 9/30/28	2,000,000	2,019,570
4.00%, 1/31/29	2,000,000	1,991,641
4.00%, 2/28/30	2,000,000	1,988,164
4.13%, 7/31/31	1,500,000	1,493,936
4.13%, 10/31/31	1,000,000	995,137
Total U.S. Treasuries (Cost $64,759,985)		64,873,225

Cash Equivalents — 0.6%
U.S. Treasury Bills, 3.56%, 8/4/26(e)	1,000,000	996,596
Total Cash Equivalents (Cost $996,593)		996,596
Total Investments in Securities — 98.2%
(Cost $124,946,133)		164,211,973
Other Assets Less other Liabilities — 1.8%		3,062,382
Net Assets — 100.0%		167,274,355

(a)	Non-income producing.

(b)	Foreign domiciled entity.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of such securities is $13,195,684 or 7.9% of net assets.

(d)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(e)	Rate presented represents the 7-day average yield at June 30, 2026.

CORE PLUS INCOME FUND
Schedule of Investments
June 30, 2026 (Unaudited)

Corporate Bonds — 19.7%

	$ Principal
	Amount	$ Value
Agree, L.P.
5.63%, 6/15/34	10,650,000	10,950,979
Allegion US Holding Company, Inc.
5.60%, 5/29/34	3,000,000	3,064,536
Ally Financial, Inc.
8.00%, 11/01/31	2,000,000	2,228,149
Americold Realty Operating Partnership, L.P.
5.41%, 9/12/34	5,000,000	4,862,423
Antares Holdings, L.P.
7.95%, 8/11/28(a)	3,000,000	3,101,878
AP Core Holdings II LLC
11.00%, 5/15/31(a)	1,150,000	1,204,534
Apollo Debt Solutions BDC
6.90%, 4/13/29	500,000	513,276
Arbor Realty SR, Inc.
7.88%, 7/15/30(a)	23,120,000	21,770,419
Ares Capital Corporation
2.88%, 6/15/28	1,000,000	957,152
Ares Strategic Income Fund
6.35%, 8/15/29	5,000,000	5,047,153
6.20%, 3/21/32	10,000,000	9,898,538
Ashtead Capital, Inc.
4.38%, 8/15/27(a)	1,000,000	996,334
2.45%, 8/12/31(a)	500,000	441,544
5.55%, 5/30/33(a)	250,000	252,672
5.95%, 10/15/33(a)	1,000,000	1,032,057
Ashtead Capital, Inc
4.00%, 5/01/28(a)	1,070,000	1,053,337
AT&T, Inc.
6.80%, 5/15/36	713,000	766,064
Atlas Warehouse Lending Company, L.P.
6.25%, 1/15/30(a)	1,900,000	1,957,703
Axalta Coating Systems, LLC
3.38%, 2/15/29(a)	624,000	597,377
Axon Enterprise, Inc.
6.13%, 3/15/30(a)	1,000,000	1,022,461
6.25%, 3/15/33(a)	2,000,000	2,051,196
Bain Capital Specialty Finance, Inc.
5.95%, 3/01/31	4,000,000	3,866,918
Barings BDC, Inc.
7.00%, 2/15/29	7,000,000	7,111,760
Barings Private Credit Corporation
6.15%, 6/11/30	10,000,000	9,770,784
L Brands, Inc.
6.88%, 11/01/35	301,000	308,430
6.75%, 7/01/36	8,106,000	8,127,943
BATH & BODY WORKS, INC.
6.95%, 3/01/33	22,975,000	23,161,281
Bath & Body Works, Inc.
7.60%, 7/15/37	10,000,000	10,041,628
Berkshire Hathaway Finance Corporation
4.25%, 1/15/49	500,000	411,534
Blue Owl Credit Income Corporation
7.75%, 1/15/29	5,000,000	5,155,891
6.65%, 3/15/31	13,000,000	13,005,666
The Boeing Co
6.26%, 5/01/27	2,500,000	2,533,616
Brightwood Capital Offshore Fund V-U RN, LLC
6.47%, 12/31/35 (TSFR3M +280 bps)(a)	23,000,000	23,537,145
Broadcom, Inc.
3.14%, 11/15/35(a)	1,014,000	861,756
3.42%, 4/15/33	350,000	319,150
Broadstone Net Lease, LLC
5.00%, 11/01/32	800,000	789,004
Burford Capital Global
6.25%, 4/15/28(a)	2,572,000	2,542,800
Burford Capital Global Finance, LLC
6.88%, 4/15/30(a)	3,000,000	2,858,190
9.25%, 7/01/31(a)	1,000,000	974,510
8.50%, 1/15/34(a)	1,000,000	877,180
CACI International, Inc.
6.38%, 6/15/33(a)	1,800,000	1,826,676
Canada Cartage Corporation
9.75%, 5/08/31(a)(b)	28,500,000	27,573,751
Cantor Fitzgerald, L.P.
4.50%, 4/14/27(a)	1,500,000	1,495,944

	$ Principal
	Amount	$ Value
Cantor Fitzgerald LP
7.20%, 12/12/28(a)	1,000,000	1,038,444
CCO Holdings, LLC / CCO Holdings Capital
7.00%, 2/01/33(a)	15,000,000	14,722,738
CDW, LLC / CDW Finance Corporation
4.25%, 4/01/28	4,000,000	3,948,173
3.28%, 12/01/28	1,000,000	961,817
5.55%, 8/22/34	5,000,000	4,939,036
Charles Schwab Corporation (The)
1.95%, 12/01/31	5,000,000	4,353,038
Charter Communications Operating, LLC
4.20%, 3/15/28	650,000	641,677
Charter Communications Operating LLC
6.10%, 6/01/29	5,000,000	5,123,168
Choice Hotels International, Inc.
3.70%, 1/15/31	250,000	236,143
5.85%, 8/01/34	3,000,000	3,049,276
Cinemark USA, Inc.
5.25%, 7/15/28(a)	3,000,000	2,996,941
Cinemark USA Inc
7.00%, 8/01/32(a)	3,000,000	3,096,888
Cleveland-Cliffs, Inc.
7.63%, 1/15/34(a)	4,650,000	4,647,235
CNX Resources Corporation
7.25%, 3/01/32(a)	3,000,000	3,092,361
Cogent Communications Group, LLC / Cogent Finance,
6.50%, 7/01/32(a)	150,000	135,150
Compass Group Diversified Holdings
5.25%, 4/15/29(a)	17,756,646	16,927,194
Concentrix Corp GLBL NT
6.60%, 8/02/28	3,165,000	3,157,449
Concentrix Corporation
6.50%, 3/01/29	17,040,000	16,430,726
COSTAR GROUP INC 2.8% 07/15/2030
2.80%, 7/15/30(a)	5,846,000	5,261,437
Cousins Properties, L.P.
5.88%, 10/01/34	2,000,000	2,046,965
Delta Air Lines Inc / SkyMiles IP Ltd.
4.75%, 10/20/28(a)	916,667	916,028
Devon Energy Corporation
5.25%, 10/15/27	325,000	325,035
4.50%, 1/15/30	920,000	912,782
Diamondback Energy, Inc
3.25%, 12/01/26	75,000	74,738
3.50%, 12/01/29	100,000	96,467
DOC DR, LLC
4.30%, 3/15/27	1,271,000	1,269,859
Dow Chemical Company (The)
4.25%, 10/01/34	1,052,000	955,168
Crestwood Midstream Partners, L.P. / Crestwood
6.00%, 2/01/29(a)	1,000,000	1,008,052
Energy Transfer, L.P.
7.38%, 2/01/31(a)	900,000	927,004
Enterprise Products Operating, LLC
4.45%, 2/15/43	990,000	866,112
EPR Properties
4.75%, 12/15/26	1,250,000	1,250,233
4.50%, 6/01/27	3,330,000	3,323,924
4.95%, 4/15/28	3,830,000	3,832,074
3.60%, 11/15/31	5,350,000	4,906,628
EquipmentShare.com, Inc.
8.00%, 3/15/33(a)	4,900,000	5,020,389
Essential Properties, L.P.
2.95%, 7/15/31	17,121,000	15,484,034
Expedia, Inc.
3.80%, 2/15/28	484,000	477,987
EXPEDIA GROUP INC
3.25%, 2/15/30	90,000	85,501
Expedia Group, Inc.
5.40%, 2/15/35	5,000,000	4,951,312
Ferguson Enterprises, Inc.
5.00%, 10/03/34	3,000,000	2,969,524
FirstCash, Inc.
6.13%, 5/01/34(a)	6,350,000	6,324,116
Forestar Group, Inc.
6.50%, 3/15/33(a)	6,000,000	6,097,776
Fortress Transportation and Infrastructure
7.00%, 6/15/32(a)	7,000,000	7,244,020

CORE PLUS INCOME FUND (CONTINUED)
Schedule of Investments
June 30, 2026 (Unaudited)

	$ Principal
	Amount	$ Value
Franklin BSP Realty Trust, Inc.
8.25%, 4/25/30(a)	15,000,000	15,008,262
FS KKR Capital Corporation
6.13%, 1/15/31	8,000,000	7,694,819
Gap, Inc. (The)
3.88%, 10/01/31(a)	106,000	96,645
Gartner, Inc.
3.75%, 10/01/30(a)	7,350,000	6,715,750
Golar LNG Ltd.
7.50%, 10/02/30(a)(b)	12,850,000	13,074,322
Golub Capital Private Credit Fund
5.80%, 9/12/29	5,000,000	4,945,718
Harbour Energy plc
6.33%, 4/01/35(a)(b)	3,000,000	3,059,491
Hawaiian Electric Company, Inc.
6.00%, 10/01/33(a)	850,000	842,563
Heico Corporation
5.25%, 8/01/28	3,000,000	3,035,517
HEICO Corporation
5.35%, 8/01/33	1,000,000	1,016,951
Hercules Capital, Inc.
2.63%, 9/16/26	1,000,000	995,022
Highwoods Realty, L.P.
3.88%, 3/01/27	750,000	747,380
3.05%, 2/15/30	1,600,000	1,492,361
2.60%, 2/01/31	500,000	446,805
5.35%, 1/15/33	750,000	746,145
Host Hotels & Resorts
3.38%, 12/15/29	612,000	584,055
Host Hotels & Resorts, L.P.
5.50%, 4/15/35	5,000,000	5,019,880
5.70%, 6/15/32	9,600,000	9,887,381
IDEX Corporation
4.95%, 9/01/29	2,000,000	2,013,057
Indiana Bell Telephone Company, LLC
7.30%, 8/15/26	535,000	536,700
Ingersoll Rand, Inc.
5.40%, 8/14/28	1,000,000	1,015,423
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	914,000	809,816
Ion Platform Finance US
7.88%, 9/30/32(a)	26,500,000	19,233,570
ION Platform Finance US, Inc. / ION Platform
9.50%, 5/30/29(a)	650,000	593,760
9.00%, 8/01/29(a)	575,000	512,091
Kilroy Realty, L.P.
2.65%, 11/15/33	280,000	227,885
5.88%, 10/15/35	2,000,000	1,977,598
Retail Properties of America, Inc.
4.75%, 9/15/30	2,315,000	2,305,652
Lamar Media Corporation
5.38%, 11/01/33(a)	800,000	784,656
Latam Airlines Group SA
7.63%, 1/07/31(a)	5,000,000	5,192,000
LFS Topco, LLC
8.75%, 7/15/30(a)	23,173,000	23,294,890
LPL Holdings, Inc.
6.75%, 11/17/28	3,000,000	3,121,707
Lexington Realty Trust
2.70%, 9/15/30	500,000	455,396
LXP Industrial Trust
6.75%, 11/15/28	741,000	768,779
Macy’s Retail Holdings, LLC
6.70%, 7/15/34(a)	3,950,000	3,834,446
Manitowoc Co Inc/The
9.25%, 10/01/31(a)	1,000,000	1,076,188
Markel Corporation
3.50%, 11/01/27	550,000	542,237
Marriott International, Inc.
2.85%, 4/15/31	500,000	459,664
MasTec, Inc.
4.50%, 8/15/28(a)	3,881,000	3,844,494
Masterbrand, Inc.
7.00%, 7/15/32(a)	7,250,000	7,353,958
Men’s Wearhouse, LLC (The)
9.00%, 2/01/31(a)	8,400,000	8,930,862
Morgan Stanley Direct Lending Fund
6.00%, 5/19/30	5,000,000	4,973,435
	$ Principal
	Amount	$ Value
MPLX, L.P.
4.70%, 4/15/48	551,000	458,037
4.00%, 3/15/28	85,000	84,216
MPLX L.P.
4.80%, 2/15/29	250,000	250,596
MPLX Lp Sr Nt
5.50%, 6/01/34	5,000,000	5,057,114
Newell Brands, Inc.
6.63%, 9/15/29	325,000	330,640
6.63%, 5/15/32	850,000	861,218
6.38%, 5/15/30	15,250,000	15,467,647
NGL Energy Partners, L.P.
8.38%, 2/15/32(a)	8,700,000	9,060,989
NNN REIT, Inc.
5.50%, 6/15/34	5,000,000	5,102,877
OneMain Finance Corporation
3.88%, 9/15/28	1,994,000	1,932,361
6.75%, 3/15/32	5,000,000	5,018,272
Springleaf Finance Corporation
5.38%, 11/15/29	3,303,000	3,246,479
Oracle Corp
4.13%, 5/15/45	1,000,000	697,449
Oracle Corporation
3.60%, 4/01/50	470,000	286,037
Owens Corning
3.50%, 2/15/30	200,000	191,738
Oxford Finance, LLC / Oxford Finance Co-Issuer II,
7.75%, 5/15/31(a)	9,100,000	9,026,436
Pagaya US Holdings Company, LLC
8.88%, 8/01/30(a)	1,800,000	1,549,039
Penske Truck Leasing Company Lp / PTL Finance
6.05%, 8/01/28(a)	2,000,000	2,047,498
5.35%, 1/12/27(a)	250,000	250,841
Phillips Edison Grocery Center Operating
2.63%, 11/15/31	4,100,000	3,657,013
5.75%, 7/15/34	8,000,000	8,265,861
Physicians Realty, L.P.
2.63%, 11/01/31	7,577,000	6,767,302
Plains All American Pipeline, L.P. / PAA Finance
4.30%, 1/31/43	75,000	62,083
3.55%, 12/15/29	798,000	768,432
Polaris, Inc.
5.60%, 3/01/31	4,650,000	4,654,390
Realty Income Corporation
4.85%, 3/15/30	1,000,000	1,006,909
4.00%, 7/15/29	2,000,000	1,965,121
RELX Capital, Inc.
4.00%, 3/18/29	500,000	491,912
4.75%, 5/20/32	250,000	248,374
Rithm Capital Corporation
8.00%, 4/01/29(a)	14,250,000	14,318,756
8.50%, 6/01/31(a)	14,500,000	14,552,200
Rithm Capital Corp
8.00%, 7/15/30(a)	12,650,000	12,627,494
Quicken Loans, LLC
3.88%, 3/01/31(a)	200,000	187,241
Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer,
4.00%, 10/15/33(a)	1,450,000	1,305,857
Rocket Software, Inc.
6.50%, 2/15/29(a)	925,000	833,700
Sirius XM Radio, Inc.
4.13%, 7/01/30(a)	10,000,000	9,418,694
Six Flags Entertainment Corporation
7.25%, 5/15/31(a)	2,450,000	2,437,077
Cedar Fair LP
5.25%, 7/15/29	6,200,000	6,043,168
Cedar Fair LP / Canada’s Wonderland Co /
6.50%, 10/01/28	4,500,000	4,509,878
Six Flags Entertainment Corporation’s Wonderland
8.63%, 1/15/32(a)	850,000	875,790
Sixth Street Specialty Lending, Inc.
5.63%, 8/15/30	3,000,000	2,973,633
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)	400,000	385,871
3.88%, 10/15/31(a)	1,500,000	1,379,554
Stagwell Global, LLC
5.63%, 8/15/29(a)	35,367,000	34,137,661
Stonebriar ABF, LLC
8.13%, 12/15/30(a)	4,650,000	4,865,044

CORE PLUS INCOME FUND (CONTINUED)
Schedule of Investments
June 30, 2026 (Unaudited)

	$ Principal
	Amount	$ Value
Store Capital LLC.
4.50%, 3/15/28	503,000	500,236
Store Capital, LLC
4.63%, 3/15/29	14,538,000	14,379,857
2.70%, 12/01/31	1,250,000	1,101,870
5.40%, 4/30/30	2,000,000	2,014,376
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	4,000,000	3,787,817
T Rowe Price Oha Select Private Credit Fund
6.50%, 7/02/31(a)	1,500,000	1,483,268
Tapestry Inc Sr Glbl Nt
5.10%, 3/11/30	3,000,000	3,023,573
Tapestry, Inc.
5.50%, 3/11/35	1,000,000	1,007,476
T-Mobile USA, Inc.
3.38%, 4/15/29	4,000,000	3,867,703
Twilio, Inc.
3.88%, 3/15/31	300,000	282,817
United Rentals North America, Inc.
6.13%, 3/15/34(a)	2,800,000	2,874,013
United Wholesale Mortgage
5.50%, 4/15/29(a)	700,000	650,782
United Wholesale Mortgage, LLC
5.75%, 6/15/27(a)	200,000	198,196
UWM Holdings, LLC
6.63%, 2/01/30(a)	3,000,000	2,797,875
6.25%, 3/15/31(a)	9,200,000	8,206,430
VICI Properties, L.P.
4.95%, 2/15/30	500,000	498,746
5.63%, 4/01/35	2,000,000	2,001,709
VICI Properties LP
5.75%, 4/01/34	5,000,000	5,079,017
VICI Properties, L.P. / VICI Note Company, Inc.
4.13%, 8/15/30(a)	1,120,000	1,075,280
Vontier Corporation
2.95%, 4/01/31	100,000	90,671
Walker & Dunlop, Inc.
6.63%, 4/01/33(a)	3,000,000	3,049,491
Wayfair Incorporated
6.75%, 11/15/32(a)	9,700,000	9,968,903
Wayfair, LLC
7.75%, 9/15/30(a)	9,000,000	9,467,244
WBI Operating, LLC
6.25%, 10/15/30(a)	4,750,000	4,778,975
6.50%, 10/15/33(a)	1,750,000	1,761,909
Whirlpool Corporation
6.13%, 6/15/30	5,500,000	5,078,908
6.50%, 6/15/33	520,000	451,401
Total Corporate Bonds (Cost $838,221,429)		845,450,331

Asset-Backed Securities — 16.9%
Automobile — 2.4%
ACM Auto Trust
Series 2025-4A, Class A, 5.87%, 5/20/30(a)	8,376,050	8,326,028
Americredit Automobile Receivables Trust
Series 1, Class C, 2.98%, 9/20/27	118,277	118,083
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-2A, Class C, 9.84%, 3/15/29(a)	1,000,000	939,538
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series CAR1, Class C, 5.13%, 12/26/31 (SOFR30A +150 bps)(a)	490,417	492,053
Bayview Opportunity Master Fund VII Trust
Series CAR1F, Class A, 6.97%, 7/29/32(a)	619,604	621,381
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1, Class A2, 5.54%, 10/27/31(a)	28,779	28,935
BOF VII AL Funding Trust I
Series CAR3, Class A2, 6.29%, 7/26/32(a)	937,392	948,433
CFMT LLC (CFMT)
Series 2021-AL1, Class B, 1.39%, 9/22/31(a)	67,127	67,020
Enterprise Fleet Financing LLC (EFF)
Series 2023-2, Class A2, 5.56%, 4/22/30(a)	148,335	148,657
FHF Issuer Trust
Series 2023-2A, Class A2, 6.79%, 10/15/29(a)	254,842	256,342
Series 2024-1A, Class B, 6.26%, 3/15/30(a)	3,912,000	3,944,610
	$ Principal
	Amount	$ Value
First Help Financial, LLC
Series 2026-1A, Class A2, 5.41%, 9/16/30(a)	7,860,000	7,887,267
FHF Trust
Series 2023-1A, Class A2, 6.57%, 6/15/28(a)	126,522	126,724
First Investors Auto Owner Trust
Series 2022-2A, Class D, 8.71%, 10/16/28(a)	1,000,000	1,012,006
Flagship Credit Auto Trust
Series 2021-1, Class E, 2.72%, 4/17/28(a)	1,406,179	1,389,613
Series 2021-4, Class D, 2.26%, 12/15/27(a)	320,424	313,901
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.48%, 10/15/27(a)	66,015	65,890
LAD Auto Receivables Trust
Series 2022-1A, Class C, 6.85%, 4/15/30(a)	1,013,517	1,017,876
Series 2023-1A, Class D, 7.30%, 6/17/30(a)	2,417,451	2,426,217
Series 2023-4A, Class C, 6.76%, 3/15/29(a)	1,510,000	1,532,469
Lendbuzz Securitization Trust
Series 2025-A, 5.50%, 8/15/31(a)	5,306,190	5,302,036
Series 2023-1A, Class A2, 6.92%, 8/15/28(a)	648,889	653,362
Series 2023-3A, Class A2, 7.50%, 12/15/28(a)	1,735,636	1,757,889
Series 2024-1A, Class A2, 6.19%, 8/15/29(a)	436,880	438,277
Series 2024-2A, Class A2, 5.99%, 5/15/29(a)	1,586,277	1,593,810
Series 24-2A, Class C, 7.45%, 5/15/31(a)	1,500,000	1,541,923
Series 2024-3A, Class A2, 4.97%, 10/15/29(a)	873,268	873,600
Series 2026-1A, Class C, 5.74%, 9/15/31(a)	682,047	676,351
Series 2026-1A, Class D, 6.86%, 2/15/33(a)	682,047	684,650
Series 2024-A, 5.94%, 5/15/31(a)	7,092,496	7,117,498
Prestige Auto Receivables Trust 2025-1
Series 1A, Class C, 5.52%, 2/15/30(a)	1,000,000	1,002,413
Research-Driven Pagaya Motor Asset Trust
Series 2025-1A, Class B, 5.49%, 6/27/33(a)	1,719,871	1,718,679
United Auto Credit Securitization Trust
Series 1, Class C, 5.06%, 6/10/31(a)	3,750,000	3,730,230
Series 1, Class D, 5.65%, 7/10/31(a)	12,000,000	11,936,309
Series 2024-1, Class D, 8.30%, 11/12/29(a)	7,276,811	7,348,678
Series 2025-1, Class C, 5.15%, 6/10/30(a)	5,660,000	5,663,378
Series 2025-1, Class D, 5.96%, 7/10/30(a)	12,000,000	11,994,855
Series 2025-1, Class E, 7.71%, 10/10/31(a)	6,000,000	5,550,125
		101,247,106
Cell Tower — 0.2%
VB-S1 Issuer, LLC - VBTEL
Series 1A, Class C2, 5.59%, 5/15/54(a)	7,500,000	7,545,714

Collateralized Loan Obligation — 5.8%
ABPCI Direct Lending Fund A.B.S I Ltd.
Series 1A, Class B, 4.94%, 12/29/30(a)	858,496	822,289
ASP PIF CLO I, LLC
Series 1A, Class A1, 5.14%, 1/15/38 (TSFR3M +148 bps)(a)	4,750,000	4,737,336
Audax Senior Debt CLO 7 LLC
Series 2026-7A, Class AR2, 5.25%, 4/20/35 (TSFR3M +160 bps)(a)	3,000,000	3,008,334
Audax Senior Debt CLO 9, LLC
Series 2024-9A, Class A1, 5.78%, 4/20/36 (TSFR3M +210 bps)(a)	4,000,000	4,000,000
Bain Capital Global Direct Lending Fund
6.69%, 6/20/36(a)	10,000,000	10,000,646
BCRED MML CLO 2022-1, LLC
Series 1A, Class A1, 5.33%, 4/20/35 (TSFR3M +165 bps)(a)	1,000,000	1,000,582
BlackRock Elbert CLO V, LLC/KY
Series 5A, Class AR, 5.51%, 6/15/34 (TSFR3M +185 bps)(a)	985,176	985,948
Cerberus Loan Funding 52, LLC
Series 3A, Class A, 5.19%, 10/15/37 (TSFR3M +152 bps)(a)	2,500,000	2,498,771
Cerberus Loan Funding XXXII, L.P.
Series 2A, Class B, 5.84%, 4/22/33 (TSFR3M +216 bps)(a)(b)	1,500,000	1,501,020
Cerberus Loan Funding XXXVII, L.P.
Series 1A, Class A2, 4.02%, 4/15/34(a)	1,750,000	1,726,694
CIFC-LBC Middle Market CLO
Series 2023-1A, Class BR, 5.58%, 10/20/37 (TSFR3M +190 bps)(a)	4,500,000	4,474,174
Series 2023-1A, Class CR, 5.98%, 10/20/37 (TSFR3M +230 bps)(a)	5,000,000	4,983,572
Series 2023-1A, Class D1R, 7.08%, 10/20/37 (TSFR3M +340 bps)(a)	10,500,000	10,481,464
Fortress Credit Opportunities IX CLO Ltd.
Series 9A, Class A1TR, 5.49%, 10/15/33 (TSFR3M +181 bps)(a)(b)	1,040,605	1,042,089
Fortress Credit Opportunities XXXI CLO Ltd.
Series 31A, Class D, 5.98%, 7/20/33 (TSFR3M +230 bps)(a)(b)	22,000,000	21,773,329
Fortress Credit Opportunities XXXV CLO Ltd.
Series 35A, Class D, 7.18%, 7/20/33 (TSFR3M +350 bps)(a)(b)	9,750,000	9,754,113

CORE PLUS INCOME FUND (CONTINUED)
Schedule of Investments
June 30, 2026 (Unaudited)

	$ Principal
	Amount	$ Value
Fortress Credit Opportunities XXXVII CLO Ltd.
Series 37A, Class C, 7.18%, 7/20/33 (TSFR3M +350 bps)(a)(b)	16,000,000	16,050,360
Guggenheim Investments Private Debt Fund IV Rated
Series 1A, Class A1, 6.84%, 4/10/38 (TSFR3M +300 bps)(a)	22,900,000	22,932,883
Monroe Capital A.B.S Funding II Ltd.
Series 1A, Class A1R, 6.77%, 7/22/34(a)	5,250,000	4,999,574
Series 1A, Class B1R, 7.83%, 7/22/34(a)	2,500,000	2,519,321
Monroe Capital Mml Clo XII Ltd.
Series 2A, Class C, 6.58%, 9/14/33 (TSFR3M +291 bps)(a)(b)	2,000,000	2,007,402
Monroe Capital Mml Clo XVI Ltd.
Series 1A, Class D, 8.07%, 7/23/36 (TSFR3M +440 bps)(a)(b)	11,600,000	11,617,398
New Mountain Guardian IV Income Rated Feeder II, Ltd.
Series 2024-1A, Class B, 7.65%, 4/05/37 (TSFR3M +400 bps)(a)(b)	4,765,000	4,742,285
Series 2024-1A, Class C, 9.65%, 4/05/37 (TSFR3M +600 bps)(a)(b)	3,825,000	3,821,068
Series 2024-1A, Class D, 12.05%, 4/05/37 (TSFR3M +840 bps)(a)(b)	3,000,000	2,995,338
NXT Capital CLO, LLC
Series 2024-1A, Class D, 7.92%, 1/15/37 (TSFR3M +425 bps)(a)	8,600,000	8,636,816
Partners Group Private Credit CLO 1A, LLC
Series 1A, Class A1, 5.26%, 7/15/38 (TSFR3M +152 bps)(a)(b)	4,000,000	4,001,980
Owl Rock CLO XX, LLC
Series 20A, Class C, 5.77%, 10/24/34 (TSFR3M +210 bps)(a)	1,000,000	1,000,301
Silver Point SCF CLO V Ltd.
Series 1A, Class A1, 5.18%, 4/20/38 (TSFR3M +150 bps)(a)(b)	2,875,000	2,866,085
Silver Point SCF CLO VII Ltd.
Series 2A, Class A1, 5.37%, 7/15/37 (TSFR3M +170 bps)(a)(b)	5,000,000	4,987,920
Starwood, LLC
Series 2024-SIF4, Class B, 5.78%, 10/17/36 (TSFR3M +210 bps)(a)	5,000,000	5,015,570
Series 2024-SIF4, Class D, 7.68%, 10/17/36 (TSFR3M +400 bps)(a)	13,200,000	13,304,714
STWD Ltd.
Series 2021-FL2, Class C, 5.85%, 4/18/38 (TSFR1M +221 bps)(a)(b)	2,109,000	2,105,768
Series 2022-FL3, Class AS, 5.39%, 11/15/38 (SOFR30A +180 bps)(a)(b)	114,884	114,670
Series 2022-FL3, Class E, 6.84%, 11/15/38 (SOFR30A +325 bps)(a)(b)	2,320,000	2,330,093
Willow Tree Fund (Unlevered)
Series 2026-1A A, 6.42%, 5/14/37	25,000,000	25,000,000
Willow Tree Fund (Unlevered)
Series 2026-1A B, 8.42%, 5/14/37	5,400,000	5,400,000
Windhill CLO 1 Ltd.
Series 1A, Class CR, 6.66%, 4/22/38 (TSFR3M +300 bps)(a)(b)	9,500,000	9,518,145
Windhill CLO 2 Ltd.
Series 1A, Class A, 5.38%, 10/20/36 (TSFR3M +170 bps)(a)(b)	4,000,000	4,004,243
Windhill Clo 4 Ltd.
Series 1A, Class A, 5.16%, 10/22/37 (TSFR3M +150 bps)(a)(b)	5,000,000	4,978,298
		247,740,593
Consumer & Specialty Finance — 0.3%
BHG Securitization Trust
Series 21-A, Class A, 1.42%, 11/17/33(a)	6,484	6,472
Series 2023-B, Class A, 6.92%, 12/17/36(a)	476,359	491,858
Foundation Finance Trust
Series 2021-1A, Class B, 1.87%, 5/15/41(a)	1,455,152	1,394,951
Hilton Grand Vacations Trust
Series 2020-AA, Class B, 4.22%, 2/25/39(a)	64,267	63,978
LendingPoint 2020-REV1 Asset Securitization Trust
Series REV1, Class C, 7.70%, 10/15/28(a)	620,654	620,161
SCOOT
Series 2026-1A, Class A2, 6.38%, 5/20/56(a)	8,700,000	8,773,374
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/28(a)	335,628	336,154
		11,686,948
Data Center — 1.8%
Compass Datacenters Issuer II, LLC
Series 1A, Class A1, 5.25%, 2/25/49(a)	3,250,000	3,264,482
Series 2A, Class A1, 5.02%, 8/25/49(a)	7,750,000	7,695,169
Compass Datacenters Issuer III, LLC
Series 1A, Class A2, 5.66%, 2/25/50(a)	6,500,000	6,511,796
CyrusOne Data Centers Issuer I, LLC
Series 1A, Class A2, 5.91%, 2/20/50(a)	12,500,000	12,576,403
DataBank Issuer
Series 1A, Class A2, 5.30%, 1/26/54(a)	5,750,000	5,703,547
	$ Principal
	Amount	$ Value
MetroNet Infrastructure Issuer, LLC
Series 2A, Class A2, 5.40%, 8/20/55(a)	5,000,000	5,019,182
Retained Vantage Data Centers Issuer, LLC
Series 1A, Class A2, 4.99%, 9/15/49(a)	3,500,000	3,433,879
Series 1A, Class B, 5.78%, 9/15/49(a)	2,000,000	1,943,888
Scalelogix Abs Us Issuer, LLC
Series 1A, Class A2, 5.67%, 7/25/55(a)	10,000,000	9,760,873
Stack Infrastructure Issuer LLC
Series 3A, Class A2, 5.90%, 10/25/48(a)	4,250,000	4,261,489
Series 1A, Class A2, 5.00%, 5/25/50(a)	3,000,000	2,919,620
Switch A.B.S Issuer, LLC
Series 2024-1A, Class A2, 6.28%, 3/25/54(a)	6,600,000	6,631,293
Series 2024-2A, Class C, 10.03%, 6/25/54(a)	10,000,000	10,156,440
		79,878,061
Equipment — 0.4%
Amur Equipment Finance Receivables XII LLC
Series 2023-1A, Class A2, 6.09%, 12/20/29(a)	107,627	108,025
OWN Equipment Fund I, LLC
Series 2M, Class A, 5.70%, 12/20/32(a)	12,475,587	12,512,023
OWN Equipment Fund III, LLC
Series 2M, Class A, 5.42%, 3/27/34(a)	4,837,761	4,798,182
		17,418,230
Fiber — 1.0%
ALLO Issuer, LLC
Series 1A, Class A2, 5.94%, 7/20/54(a)	3,000,000	3,024,648
Series 1A, Class B, 7.15%, 7/20/54(a)	2,500,000	2,540,309
Series 1A, Class C, 11.19%, 7/20/54(a)	7,500,000	7,857,846
Series 1A, Class B, 6.16%, 4/20/55(a)	960,158	967,041
Series 1A, Class C, 8.10%, 4/20/55(a)	2,560,420	2,614,309
Hotwire Funding, LLC
Series 1A, Class C, 9.19%, 6/20/54(a)	6,000,000	6,201,306
Lightpath Fiber Issuer, LLC
Series 1A, Class A2, 5.60%, 3/25/56(a)	8,200,000	8,207,797
MetroNet Infrastructure Issuer, LLC
Series 4A, Class A2, 5.16%, 12/20/55(a)	5,100,000	5,089,202
Zayo Issuer, LLC
Series 1A, Class A2, 5.65%, 3/20/55(a)	8,250,000	8,286,665
		44,789,123
Financials — 1.0%
New Mountain Asset-Backed Security Issuer I LLC (NMNL)
Series 2025-1A, Class A, 5.14%, 11/22/55(a)	10,609,505	10,313,144
Series 2025-1A, Class B, 5.33%, 11/22/55(a)	7,239,427	7,037,959
Series 2025-1A, Class C, 6.07%, 11/22/55(a)	24,500,000	23,849,265
		41,200,368
Other — 4.0%
Adams Outdoor Advertising, L.P.
Series 1, Class A2, 6.97%, 7/15/53(a)	6,000,000	6,051,634
Bojangles Issuer, LLC
Series 1A, Class A2, 6.58%, 11/20/54(a)	19,353,750	19,491,743
Cogent Ipv4, LLC
Series 1A, Class A2, 7.92%, 5/25/54(a)	2,250,000	2,298,777
Series 1A, Class A2, 6.65%, 4/25/55(a)	19,000,000	19,263,740
ExteNet Issuer, LLC
Series 1A, Class A2, 5.34%, 7/25/54(a)	2,000,000	1,348,564
Series 1A, Class C, 9.05%, 7/25/54(a)	5,000,000	—
Golub Capital Partners A.B.S Funding Ltd.
Series 2019-1, Class AR, 3.10%, 7/20/30(a)(b)	18,032,103	17,112,141
Series 2022-2A, Class A, 2.94%, 10/19/29(a)	35,995,056	33,295,010
Jersey Mike’s Funding, LLC
Series 1A, Class A2, 5.64%, 2/15/55(a)	7,900,000	7,984,990
Lmdv Issuer Company, LLC
Series 1A, Class A2, 5.31%, 12/15/55(a)	13,700,000	13,696,559
Oxford Finance Funding Trust
Series 2023-1A, Class A2, 6.72%, 2/15/31(a)	2,511,038	2,526,459
PAWS
Series 2025-1A A26.82%, 1/30/56(a)	31,770,375	31,312,747
TSC SPV Funding, LLC
Series 1A, Class A2, 6.29%, 8/20/54(a)	16,745,000	16,765,898
Zaxbys Funding, LLC
Series 1A, Class A2, 3.24%, 7/30/51(a)	1,190,625	1,136,165
		125,178,533
Total Asset-Backed Securities (Cost $726,826,315)		723,790,570

CORE PLUS INCOME FUND (CONTINUED)
Schedule of Investments
June 30, 2026 (Unaudited)

Commercial Mortgage-Backed Securities — 3.6%

	$ Principal
	Amount	$ Value
A10 Securitization
Series 2025-FL6, Class B, 6.02%, 5/15/42 (TSFR1M +239 bps)(a)	5,900,000	5,903,688
Series 2025-FL6, Class C, 6.42%, 5/15/42 (TSFR1M +279 bps)(a)	5,650,000	5,653,531
Series 2025-FL6, Class D, 7.02%, 5/15/42 (TSFR1M +339 bps)(a)	4,619,000	4,621,887
Acrec LLC
Series 2025-FL3, Class C, 5.93%, 8/18/42 (TSFR1M +229 bps)(a)	2,400,000	2,403,000
Arbor Realty Collateralized Loan Obligation Ltd.
Series 2025-BTR1, Class B, 6.83%, 1/20/41 (TSFR1M +319 bps)(a)	7,000,000	7,048,125
Series 2025-BTR1, Class C, 7.33%, 1/20/41 (TSFR1M +369 bps)(a)	7,000,000	7,048,125
Series BTR1, Class D, 8.08%, 1/20/41 (TSFR1M +444 bps)(a)	10,000,000	10,025,050
BRSP Ltd.
Series 2024-FL2, Class A, 5.58%, 8/19/37 (TSFR1M +195 bps)(a)(b)	5,000,000	5,007,165
Series 2024-FL2, Class D, 8.48%, 8/19/37 (TSFR1M +484 bps)(a)(b)	13,000,000	12,887,745
Series 2024-FL2, Class E, 10.18%, 8/19/37 (TSFR1M +654 bps)(a)(b)	8,000,000	8,087,118
Colem 2021-HLNE Mortgage Trust
Series 22-HLNE, Class B, 2.54%, 4/12/42(a)	4,175,000	3,951,261
Dwight Issuer, LLC.
Series 2025-FL1, Class A, 5.30%, 6/18/42 (TSFR1M +166 bps)(a)	2,500,000	2,509,375
Series 2025-FL1, Class AS, 5.92%, 6/18/42 (TSFR1M +229 bps)(a)	10,000,000	10,018,750
FS RIALTO
Series FL2, Class D, 7.05%, 5/16/38 (TSFR1M +341 bps)(a)	1,500,000	1,503,029
Series FL2, Class E, 7.70%, 5/16/38 (TSFR1M +406 bps)(a)	1,000,000	1,001,720
GPMT Ltd.
Series 2021-FL3, Class AS, 5.60%, 7/16/35 (TSFR1M +196 bps)(a)(b)	6,287,115	6,273,457
Series 2021-FL4, Class B, 5.71%, 12/15/36 (TSFR1M +206 bps)(a)(b)	1,000,000	991,453
Series 2021-FL4, Class C, 6.11%, 12/15/36 (TSFR1M +246 bps)(a)(b)	13,000,000	12,992,469
Hilton USA Trust
Series 2016-SFP, Class E, 5.52%, 11/05/35(a)	840,000	2,054
LMNT CRE, LLC
Series 2025-FL3, Class C, 6.39%, 7/21/43 (TSFR1M +275 bps)(a)	8,800,000	8,800,000
LoanCore Issuer Ltd.
Series 2021-CRE6, Class E, 7.19%, 11/15/38 (TSFR1M +356 bps)(a)(b)	3,000,000	2,997,674
Series 2025-CRE8, Class A, 5.02%, 8/17/42 (TSFR1M +139 bps)(a)	2,500,000	2,504,688
NRTH Commercial Mortgage Trust (NRTH)
Series 2025-PARK, Class A, 5.02%, 10/15/40 (TSFR1M +139 bps)(a)	9,500,000	9,535,877
PFP 2024-11 Ltd.
Series 11, Class C, 6.60%, 9/17/39 (TSFR1M +299 bps)(a)(b)	3,902,498	3,913,824
PFP III
Series 2024-11, Class D, 7.70%, 9/17/39 (TSFR1M +409 bps)(a)	5,000,000	5,023,600
SKY TRUSY
Series 2025-LINE, Class A, 6.21%, 4/15/42 (TSFR1M +259 bps)(a)	8,947,794	9,012,148
Series 2025-LINE, Class C, 8.06%, 4/15/42 (TSFR1M +444 bps)(a)	5,414,432	5,485,542
Total Commercial Mortgage-Backed Securities (Cost $155,184,670)		155,202,355
Mortgage-Backed Securities — 30.1%

	$ Principal
	Amount	$ Value
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5026, Class DH, 1.75%, 9/25/43(c)(d)	286,128	264,465
Series 4949, Class BC, 2.25%, 3/25/49(c)(d)	153,297	138,008

Pass-Through Securities
Pool# C91945, 3.00%, 8/01/37(c)(d)	164,446	154,380
Pool# RA7183, 4.00%, 4/01/52(c)(d)	9,986,322	9,357,112
Pool# RA7773, 4.00%, 8/01/52(c)(d)	9,910,899	9,283,906
Pool# RA7784, 4.50%, 8/01/52(c)(d)	7,535,610	7,289,593
Pool# SD8245, 4.50%, 9/01/52(c)(d)	16,258,171	15,702,656
Pool# SD8244, 4.00%, 9/01/52(c)(d)	6,629,871	6,218,283
Pool# SD8257, 4.50%, 10/01/52(c)(d)	44,579,264	43,086,990
Pool# SD8258, 5.00%, 10/01/52(c)(d)	7,271,233	7,209,166
Pool# SD8266, 4.50%, 11/01/52(c)(d)	9,295,384	8,970,413
Pool# SD8267, 5.00%, 11/01/52(c)(d)	3,001,486	2,980,975
Pool# SD4712, 4.50%, 12/01/52(c)(d)	23,361,742	22,574,954
Pool# SD8290, 6.00%, 1/01/53(c)(d)	2,616,983	2,694,601
Pool# SD2473, 5.00%, 2/01/53(c)(d)	11,107,532	11,006,916
Pool# SD2318, 5.00%, 2/01/53(c)(d)	4,369,021	4,341,319
Pool# SD8306, 4.50%, 3/01/53(c)(d)	17,211,281	16,597,796
Pool# SD8323, 5.00%, 5/01/53(c)(d)	5,401,048	5,343,970
Pool# SD-8324, 5.50%, 5/01/53(c)(d)	6,105,861	6,160,005
Pool# SD8329, 5.00%, 6/01/53(c)(d)	11,651,852	11,519,183
Pool# SD-3386, 5.50%, 7/01/53(c)(d)	3,835,314	3,879,556
Pool# SD8342, 5.50%, 7/01/53(c)(d)	9,960,933	10,068,389
Pool# SD8341, 5.00%, 7/01/53(c)(d)	8,259,282	8,161,653
Pool# SD5089, 4.50%, 8/01/53(c)(d)	9,097,446	8,744,265
Pool# SD8347, 4.50%, 8/01/53(c)(d)	34,652,393	33,395,708
Pool# SD8350, 6.00%, 8/01/53(c)(d)	5,216,420	5,358,950
Pool# SD8363, 6.00%, 9/01/53(c)(d)	2,947,791	3,017,543
Pool# SD3857, 6.00%, 9/01/53(c)(d)	2,660,236	2,742,573
Pool# SD8361, 5.00%, 9/01/53(c)(d)	2,008,334	1,985,378
Pool# SD8362, 5.50%, 9/01/53(c)(d)	14,374,071	14,529,136
Pool# SD6291, 4.50%, 10/01/53(c)(d)	7,256,038	6,998,145
Pool# SD8366, 5.00%, 10/01/53(c)(d)	21,037,780	20,796,766
Pool# SD4977, 5.00%, 11/01/53(c)(d)	12,373,525	12,246,897
Pool# SD8371, 5.00%, 11/01/53(c)(d)	17,926,539	17,714,782
Pool# SD8372, 5.50%, 11/01/53(c)(d)	12,855,426	12,979,617
Pool# SD8374, 6.50%, 11/01/53(c)(d)	2,016,222	2,087,809
Pool# SD8383, 5.50%, 12/01/53(c)(d)	16,738,469	16,903,571
Pool# SD8395, 5.50%, 1/01/54(c)(d)	18,698,525	18,863,325
Pool# SD8400, 5.00%, 2/01/54(c)(d)	16,684,580	16,465,107
Pool# SD8417, 4.50%, 3/01/54(c)(d)	12,852,701	12,349,402
Pool# SD8408, 5.50%, 3/01/54(c)(d)	17,828,233	17,965,227
Pool# SD8421, 6.00%, 4/01/54(c)(d)	2,798,550	2,866,190
Pool# SD8419, 5.00%, 4/01/54(c)(d)	29,310,940	28,905,709
Pool# SD8420, 5.50%, 4/01/54(c)(d)	8,329,444	8,393,449
Pool# SD8430, 5.00%, 5/01/54(c)(d)	4,909,662	4,840,137
Pool# SD6265, 5.50%, 6/01/54(c)(d)	7,209,442	7,249,105
Pool# SD8438, 5.50%, 6/01/54(c)(d)	13,288,151	13,386,507
Pool# SD8447, 6.00%, 7/01/54(c)(d)	2,705,420	2,769,438
Pool# SD8461, 5.00%, 9/01/54(c)(d)	6,967,874	6,868,303
Pool# SD6319, 5.50%, 9/01/54(c)(d)	6,012,891	6,049,987
Pool# SD8474, 5.00%, 11/01/54(c)(d)	69,161,370	68,268,730
Pool# SD8491, 5.00%, 12/01/54(c)(d)	18,383,336	18,118,733
Pool# SD8493, 5.50%, 12/01/54(c)(d)	26,636,657	26,779,109
Pool# SD8494, 5.50%, 1/01/55(c)(d)	6,178,057	6,209,828
Pool# SD7379, 5.50%, 1/01/55(c)(d)	6,117,694	6,150,525
Pool# SD8521, 4.00%, 4/01/55(c)(d)	7,438,488	6,959,706
Pool# SD8533, 5.50%, 5/01/55(c)(d)	6,318,578	6,346,410
Pool# SL4667, 4.50%, 4/01/56(c)(d)	8,946,854	8,579,767
Pool# RQ0118, 5.00%, 5/01/56(c)(d)	31,609,314	31,083,634

CORE PLUS INCOME FUND (CONTINUED)
Schedule of Investments
June 30, 2026 (Unaudited)

	$ Principal
	Amount	$ Value
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 130, Class CD, 3.00%, 6/25/43(c)(d)	112,833	108,502
Series 130, Class CA, 2.50%, 6/25/43(c)(d)	62,058	58,942

Pass-Through Securities
Pool# 468516, 5.17%, 6/01/28(c)(d)	181,212	181,251
Pool# MA3443, 4.00%, 8/01/48(c)(d)	74,144	70,326
Pool# FM5733, 2.00%, 1/01/51(c)(d)	974,950	798,010
Pool# BV2634, 4.00%, 7/01/52(c)(d)	7,543,533	7,060,136
Pool# MA4733, 4.50%, 9/01/52(c)(d)	5,419,844	5,234,389
Pool# CB5580, 4.50%, 10/01/52(c)(d)	4,664,549	4,508,417
Pool# MA4785, 5.00%, 10/25/52(c)(d)	9,558,218	9,471,205
Pool# MA4806, 5.00%, 11/01/52(c)(d)	2,913,639	2,888,318
Pool# FS8486, 4.50%, 12/01/52(c)(d)	10,404,102	10,058,011
Pool# MA4840, 4.50%, 12/01/52(c)(d)	10,771,159	10,408,402
Pool# MA4941, 5.50%, 3/01/53(c)(d)	5,267,631	5,326,495
Pool# MA5009, 5.00%, 5/01/53(c)(d)	23,880,094	23,613,541
Pool# MA5072, 5.50%, 6/01/53(c)(d)	8,070,214	8,137,036
Pool# MA5040, 6.00%, 6/01/53(c)(d)	1,097,132	1,127,404
Pool# MA5039, 5.50%, 6/01/53(c)(d)	5,419,432	5,477,908
Pool# MA5038, 5.00%, 6/01/53(c)(d)	2,648,127	2,616,994
Pool# MA5071, 5.00%, 7/01/53(c)(d)	18,402,513	18,215,992
Pool# FS6837, 5.50%, 7/01/53(c)(d)	7,482,900	7,555,009
Pool# MA5167, 6.50%, 10/01/53(c)(d)	1,228,566	1,272,186
Pool# MA5166, 6.00%, 10/01/53(c)(d)	3,873,014	3,965,431
Pool# MA5164, 5.00%, 10/01/53(c)(d)	8,350,254	8,254,417
Pool# MA5192, 6.50%, 11/01/53(c)(d)	2,712,585	2,808,897
Pool# MA5191, 6.00%, 11/01/53(c)(d)	2,894,313	2,962,800
Pool# MA5216, 6.00%, 12/01/53(c)(d)	5,215,707	5,339,905
Pool# MA5215, 5.50%, 12/01/53(c)(d)	16,499,102	16,631,380
Pool# MA5271, 5.50%, 2/01/54(c)(d)	12,307,470	12,393,179
Pool# CB7972, 5.00%, 2/01/54(c)(d)	8,532,501	8,425,878
Pool# MA5294, 5.00%, 3/01/54(c)(d)	8,188,214	8,077,757
Pool# MA5296, 5.50%, 3/01/54(c)(d)	27,100,980	27,316,881
Pool# MA5327, 5.00%, 4/01/54(c)(d)	3,747,035	3,695,232
Pool# MA5331, 5.50%, 4/01/54(c)(d)	15,632,008	15,747,117
Pool# MA5326, 4.50%, 4/01/54(c)(d)	5,746,143	5,514,013
Pool# DB1847, 5.50%, 5/01/54(c)(d)	4,449,440	4,477,348
Pool# MA5387, 5.00%, 6/01/54(c)(d)	26,601,949	26,223,873
Pool# MA5386, 4.50%, 6/01/54(c)(d)	7,175,919	6,882,315
Pool# MA5420, 5.50%, 7/01/54(c)(d)	7,092,944	7,143,988
Pool# MA5419, 5.00%, 7/01/54(c)(d)	11,454,562	11,291,174
Pool# MA5443, 5.00%, 8/01/54(c)(d)	30,894,742	30,438,915
Pool# MA5470, 5.50%, 9/01/54(c)(d)	11,580,073	11,649,732
Pool# MA5468, 4.50%, 9/01/54(c)(d)	15,876,620	15,226,999
Pool# MA5495, 4.50%, 10/01/54(c)(d)	1,623,463	1,557,036
Pool# MA5496, 5.00%, 10/01/54(c)(d)	28,802,526	28,390,188
Pool# MA5529, 4.50%, 11/01/54(c)(d)	7,236,617	6,940,512
Pool# MA5530, 5.00%, 11/01/54(c)(d)	18,750,656	18,508,648
Pool# MA5585, 5.00%, 1/01/55(c)(d)	17,309,241	17,054,290
Pool# MA5586, 5.50%, 1/01/55(c)(d)	7,765,537	7,807,067
Pool# MA5613, 5.00%, 2/01/55(c)(d)	41,753,244	41,115,988
Pool# FA0740, 4.50%, 3/01/55(c)(d)	2,771,994	2,658,388
Pool# MA5759, 5.00%, 7/01/55(c)(d)	9,269,093	9,124,685
Pool# MA5852, 5.00%, 10/01/55(c)(d)	9,406,671	9,256,471
Pool# FA6230, 5.00%, 6/01/56(c)(d)	8,000,000	7,867,014

Government National Mortgage Association
Collateralized Mortgage Obligations
Series 29, Class CY, 3.00%, 9/20/50(c)(d)	996,348	796,906
Series 52, Class AE, 2.75%, 5/16/51(c)(d)	72,017	66,456

Non-Government Agency
Collateralized Mortgage Obligations
Acres Ltd.
Series 2021-FL1, Class E, 6.75%, 10/16/36 (TSFR1M +311 bps)(a)(c)(d)	16,482,000	16,457,826
Arbor Realty Commerical Real Estate Notes
Series 2025-FL1, Class C, 6.33%, 1/20/43 (TSFR1M +269 bps)(a)(c)(d)	2,500,000	2,507,813
Chase Home Lending Mortgage Trust
Series 2024-1, Class A3, 6.00%, 1/25/55(a)(c)(d)	3,609,542	3,658,367
Series 2024-2, Class A3, 6.00%, 2/25/55(a)(c)(d)	5,342,484	5,404,620
Series 2024-5, Class A2, 6.00%, 4/25/55(a)(c)(d)	5,468,162	5,538,766
Series 2024-8, Class A3, 5.50%, 8/25/55(a)(c)(d)	1,629,458	1,622,343
	$ Principal
	Amount	$ Value
Flagstar Mortgage Trust
Series 2017-1, Class 2A2, 3.00%, 3/25/47(a)(c)(d)	20,104	18,567
Greenpoint Mortgage Pass-Through Certificates
Series 2023-1, Class A1, 6.43%, 10/25/33(c)(d)	15,441	15,234
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2023-PJ3, Class A3, 5.00%, 10/27/53(a)(c)(d)	3,387,802	3,308,339
Series 2024-PJ5, Class A3, 6.00%, 9/25/54(a)(c)(d)	3,126,660	3,167,030
JPMorgan Mortgage Trust (JPMMT)
Series 2016-3, Class 2A1, 2.89%, 10/25/46(a)(c)(d)	23,317	21,850
Series 2017-3, Class 2A2, 2.50%, 8/25/47(a)(c)(d)	34,704	30,143
Series 2018-6, Class 2A2, 3.00%, 12/25/48(a)(c)(d)	7,827	7,467
Series 2023-3, Class A3A, 5.00%, 10/25/53(a)(c)(d)	3,054,218	2,986,301
Series 2023-4, Class 1A2, 6.00%, 11/25/53(a)(c)(d)	1,638,445	1,661,699
Series 2023-96, Class A2, 6.00%, 4/25/54(a)(c)(d)	1,808,307	1,831,656
Series 2023-10, Class A2, 6.00%, 5/25/54(a)(c)(d)	1,152,962	1,167,849
Series 2024-2, Class A3, 6.00%, 8/25/54(a)(c)(d)	1,078,468	1,091,011
Series 2024-2, Class A3, 6.00%, 10/25/54(a)(c)(d)	2,023,155	2,049,277
Series 2024-6, Class A3, 6.00%, 12/25/54(a)(c)(d)	2,201,469	2,229,894
MF1 Multifamily Housing Mortgage Trust
Series 21-MTL6, Class G, 6.79%, 2/19/37 (TSFR1M +315 bps)(a)(c)(d)	100,000	99,343
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-1, Class A1, 4.00%, 2/25/53(a)(c)(d)	4,696,329	4,319,671
RCKT Mortgage Trust
Series 2021-3, Class A5, 2.50%, 7/25/51(a)(c)(d)	1,093,535	981,357
Sequoia Mortgage Trust
Series 2023-3, Class A1, 6.00%, 9/25/53(a)(c)(d)	2,910,700	2,948,282
Series 2024-1, Class A1, 5.43%, 1/25/54(a)(c)(d)	6,541,254	6,456,085
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class B, 5.47%, 2/15/42 (TSFR1M +184 bps)(a)(c)(d)	15,000,000	14,894,040
		84,474,830
Total Mortgage-Backed Securities (Cost $1,281,537,575)		1,292,247,941

Municipal Bonds — 0.0%
Detroit City School District
6.65%, 5/01/29	460,000	484,478

(Cost $512,860)

Term Loans — 1.9%
Communication Services — 0.1%
Versant Media Group, Inc.
7.54%, 10/23/30 (TSFR1M +350 bps)	2,500,000	2,511,838

Consumer Discretionary — 0.3%
Men’s Wearhouse, LLC (The)
9.42%, 1/28/31 (TSFR1M +575 bps)	11,307,692	11,426,819

Industrials — 0.2%
TransDigm, Inc.
6.79%, 2/28/31 (TSFR3M +250 bps)	7,405,779	7,415,480

Information Technology — 1.3%
Project Alpha Intermediate Holding, Inc.
6.92%, 10/28/30 (TSFR1M +325 bps)	1,000,000	730,500
Proofpoint, Inc.
6.70%, 8/31/28 (TSFR1M +300 bps)	29,923,664	28,944,861
Rocket Software, Inc.
7.42%, 11/28/28 (TSFR1M +375 bps)	29,924,623	28,506,046
		58,181,407
Total Term Loans (Cost $79,858,199)		79,535,544

CORE PLUS INCOME FUND (CONTINUED)
Schedule of Investments
June 30, 2026 (Unaudited)

U.S. Treasuries — 27.2%

	$ Principal
	Amount	$ Value
U.S. Treasury Bonds
3.50%, 2/15/39	2,100,000	1,890,492
4.25%, 5/15/39	10,000,000	9,664,844
4.50%, 8/15/39	55,000,000	54,269,531
4.38%, 11/15/39	101,500,000	98,629,454
4.25%, 11/15/40	65,000,000	61,696,679
4.38%, 5/15/41	13,000,000	12,461,719
4.00%, 11/15/42	107,500,000	97,039,745
3.13%, 2/15/43	25,000,000	19,995,117
2.88%, 5/15/43	2,000,000	1,535,625
3.63%, 8/15/43	17,000,000	14,486,522
3.75%, 11/15/43	6,000,000	5,187,891
3.63%, 2/15/44	15,500,000	13,136,855
3.38%, 5/15/44	15,500,000	12,640,977
3.13%, 8/15/44	27,500,000	21,526,270
3.00%, 11/15/44	24,000,000	18,364,687
2.50%, 2/15/45	21,000,000	14,734,453
3.00%, 5/15/45	23,000,000	17,495,273
2.50%, 5/15/46	8,400,000	5,772,211
2.25%, 8/15/46	2,500,000	1,631,348
3.00%, 2/15/47	1,000,000	744,453

U.S. Treasury Notes
1.88%, 2/15/32	1,000,000	882,305
4.63%, 2/15/40	25,000,000	24,868,164
4.38%, 5/15/40	90,000,000	87,043,360
1.88%, 2/15/41	11,500,000	7,982,842
1.75%, 8/15/41	4,000,000	2,682,422
2.00%, 11/15/41	7,500,000	5,196,680
2.38%, 2/15/42	28,000,000	20,430,703
3.25%, 5/15/42	15,000,000	12,355,957
3.88%, 2/15/43	10,000,000	8,863,867
3.88%, 5/15/43	49,000,000	43,325,762
4.38%, 8/15/43	90,500,000	85,128,330
4.75%, 11/15/43	45,000,000	44,275,781
4.50%, 2/15/44	82,500,000	78,594,141
4.63%, 5/15/44	35,000,000	33,822,852
4.13%, 8/15/44	55,000,000	49,757,813
4.63%, 11/15/44	80,000,000	77,123,438
4.75%, 2/15/45	30,000,000	29,353,711
5.00%, 5/15/45	30,000,000	30,263,672
4.88%, 8/15/45	5,000,000	4,963,281
3.00%, 11/15/45	9,500,000	7,176,582
4.63%, 2/15/46	20,000,000	19,203,125
4.13%, 8/15/53	13,000,000	11,358,496
Total U.S. Treasuries (Cost $1,230,447,844)		1,167,557,430
Total Investments in Securities — 99.4%
(Cost $4,312,588,892)		4,264,268,649
Other Assets Less other Liabilities — 0.6%		24,544,558
Net Assets — 100.0%		4,288,813,207

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of such securities is $1,393,227,548 or 32.5% of net assets.

(b)	Foreign domiciled entity.

(c)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(d)	Rate presented represents the 7-day average yield at June 30, 2026.

LARGE CAP EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks — 95.3%

	% of Net
Financials	Assets	Shares	$ Value
Transaction & Payment Processing Services	11.3
Visa, Inc. - Class A		115,000	39,455,349
Mastercard, Inc. - Class A		60,250	30,944,400

Multi-Sector Holdings	5.2
Berkshire Hathaway, Inc. - Class B(a)		65,000	32,525,350

Insurance Brokers	4.5
Aon plc - Class A(b)		85,000	28,193,650
	21.0		131,118,749
Health Care
Life Sciences Tools & Services	16.3
Danaher Corp.		270,000	51,429,600
Thermo Fisher Scientific, Inc.		73,000	36,599,280
Bio-Techne Corporation		200,000	14,130,000

Health Care Equipment & Supplies	1.7
IDEXX Laboratories, Inc.(a)		20,000	10,528,800
	18.0		112,687,680
Information Technology
Semiconductors	4.9
Analog Devices, Inc.		76,500	30,383,505

System Software	4.8
Microsoft Corp.		80,000	29,841,600

IT Services	2.3
Global Payments, Inc.		200,000	14,512,000

Semiconductors & Semiconductor Equipment	1.5
Taiwan Semiconductor Manufacturing Company Ltd. - ADR(b)		20,000	9,551,400

IT Consulting & Other Services	0.8
Accenture PLC - Class A		40,000	4,977,600
	14.3		89,266,105
Industrials
Machinery	5.8
IDEX Corporation		109,000	24,737,550
Ingersoll Rand, Inc.		96,000	7,871,040
Veralto Corp		37,500	3,325,500

Research & Consulting Services	3.2
Equifax, Inc.		124,000	19,681,280

Aerospace & Defense	1.3
HEICO Corporation - Class A		32,500	8,382,075

Professional Services	0.9
CoStar Group, Inc.(a)		208,331	5,899,934
	11.2		69,897,379
Technology
Software	4.2
Constellation Software, Inc.(b)		5,500	10,353,945
Oracle Corporation		55,000	8,060,250
salesforce.com, Inc.		49,300	7,723,338

Internet Software & Services	2.5
MercadoLibre, Inc.(a)		9,200	15,615,988

Semiconductors	1.7
ASML Holding N.V.(b)		5,500	10,941,920

Semiconductors & Semiconductor Equipment	1.1
NVIDIA Corp.		35,000	7,003,150
	9.5		59,698,591

	% of Net
Communication Services	Assets	Shares	$ Value
Interactive Media & Services	5.9
Alphabet, Inc. - Class C		105,000	37,099,650
	5.9		37,099,650
Consumer Discretionary
Internet & Direct Marketing Retail	5.8
Amazon.com, Inc.(a)		152,500	36,346,850
	5.8		36,346,850
Materials
Construction Materials	5.4
Vulcan Materials Company		100,000	29,501,000
Martin Marietta Materials, Inc.		7,000	4,036,900
	5.4		33,537,900
Communications
Interactive Media & Services	4.3
Meta Platforms, Inc. - Class A		47,250	26,615,453
	4.3		26,615,453
Total Common Stocks (Cost $323,468,242)			596,268,357

Cash Equivalents — 3.8%

		$ Principal
		Amount	$ Value
U.S. Treasury Bills, 1.82%, 7/2/26(c)		8,000,000	7,999,201
U.S. Treasury Bills, 3.10%, 7/7/26(c)		7,000,000	6,995,844
U.S. Treasury Bills, 3.37%, 7/14/26(c)		6,000,000	5,992,261
U.S. Treasury Bills, 3.56%, 8/4/26(c)		3,000,000	2,989,788
Total Cash Equivalents (Cost $23,942,840)			23,977,094

Total Investments in Securities — 99.2%
(Cost $346,810,591)			620,245,451
Other Assets Less other Liabilities — 0.8%			5,301,797
Net Assets — 100.0%			625,547,248

(a)	Non-income producing.

(b)	Foreign domiciled entity.

(c)	Rate presented represents the 7-day average yield at June 30, 2026.

MULTI CAP EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks — 95.5%

	% of Net
Financials	Assets	Shares	$ Value
Transaction & Payment Processing Services	10.1
Visa, Inc. - Class A		78,500	26,932,565
Mastercard, Inc. - Class A		45,000	23,112,000

Multi-Sector Holdings	8.6
Berkshire Hathaway, Inc. - Class B(a)		85,000	42,533,150

Insurance Brokers	4.5
Aon plc - Class A(b)		67,500	22,389,075
	23.2		114,966,790
Communication Services
Interactive Media & Services	10.8
Alphabet, Inc. - Class C		97,000	34,273,010
Meta Platforms, Inc. - Class A		35,000	19,715,150

Cable & Satellite	2.8
Liberty Broadband Corporation(a)
Class C		330,000	10,975,800
Class A		83,750	2,787,200

Entertainment	1.4
Netflix, Inc.(a)		95,000	6,783,000

Integrated Telecommunication Services	0.1
LICT Corporation(a)		35	409,500
	15.1		74,943,660
Health Care
Life Sciences Tools & Services	7.1
Danaher Corp.		100,000	19,048,000
Bio-Techne Corporation		180,000	12,717,000
Mettler-Toledo International, Inc.(a)		2,500	3,193,775

Health Care Services	4.6
Labcorp Holdings, Inc.		82,000	22,960,000

Health Care Equipment & Supplies	1.6
IDEXX Laboratories, Inc.(a)		15,000	7,896,600

Medical Equipment & Devices	1.1
Repligen Corp.(a)		40,000	5,457,600
	14.4		71,272,975
Information Technology
Semiconductors	3.9
Texas Instruments, Inc.		65,000	19,374,550

Communications Equipment	3.9
Sirius XM Holdings, Inc.		650,000	19,201,000

Application Software	3.6
ACI Worldwide, Inc.(a)		360,000	18,104,400

IT Consulting & Other Services	1.5
Accenture PLC - Class A(b)		60,000	7,466,400

System Software	1.0
Microsoft Corp.		13,000	4,849,260
	13.9		68,995,610
Industrials
Aerospace & Defense	8.3
HEICO Corporation - Class A		159,880	41,234,651

Industrial Machinery & Supplies &Components	3.3
IDEX Corporation		55,000	12,482,250
Ingersoll Rand, Inc.		50,145	4,111,388

Research & Consulting Services	1.6
Equifax, Inc.		50,000	7,936,000
	13.2		65,764,289

	% of Net
Materials	Assets	Shares	$ Value
Construction Materials	7.8
Vulcan Materials Company		70,000	20,650,700
Martin Marietta Materials, Inc.		31,200	17,993,040

Other	3.2
Perimeter Solutions Inc(a)		442,169	15,763,325
	11.0		54,407,065
Real Estate
Real Estate Management & Development	2.6
Altus Group Ltd.(b)		225,000	7,148,347
CoStar Group, Inc.(a)		210,000	5,947,200
	2.6		13,095,547
Consumer Discretionary
Distributors	2.1
LKQ Corporation		400,000	10,532,000
	2.1		10,532,000
Total Common Stocks (Cost $205,864,367)			473,977,936

Cash Equivalents — 3.0%

		$ Principal
		Amount	$ Value
U.S. Treasury Bills, 3.10% to 3.63%, 7/7/26 to 8/13/26(c)		14,972,066	14,971,888
Total Cash Equivalents (Cost $14,972,066)			14,971,888
Total Investments in Securities — 98.5%
(Cost $220,837,433)			488,949,824
Other Assets Less other Liabilities — 1.5%			7,625,241
Net Assets — 100.0%			496,575,065

(a)	Non-income producing.

(b)	Foreign domiciled entity.

(c)	Interest rates presented represent the effective yield at June 30, 2026.

PARTNERS III OPPORTUNITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)

Common Stocks — 87.5%

	% of Net
Financials	Assets	Shares	$ Value
Transaction & Payment Processing Services	17.1
Visa, Inc. - Class A		55,000	18,869,950
Mastercard, Inc. - Class A		30,000	15,408,000
Euronet Worldwide, Inc.(a)		160,000	11,710,400
Global Payments, Inc.		150,000	10,884,000

Multi-Sector Holdings	16.2
Berkshire Hathaway, Inc. - Class B(a)		108,000	54,042,120

Insurance Brokers	4.5
Aon plc - Class A(b)		45,000	14,926,050

Consumer Finance	2.4
Capital One Financial Corp.		40,000	8,024,800
	40.1		133,865,320
Communication Services
Interactive Media & Services	9.1
Alphabet, Inc. - Class C		55,000	19,433,150
Meta Platforms, Inc. – Class A		20,000	11,265,800

Cable & Satellite	2.8
Liberty Broadband Corporation(a)
Class C		240,000	7,982,400
Class A		20,000	1,331,200

Entertainment	1.1
Netflix, Inc.(a)		50,000	3,570,000
	13.1		43,582,550
Life Sciences Tools & Services	12.5
Danaher Corp.		90,000	17,143,200
Thermo Fisher Scientific, Inc.		32,000	16,043,520
Bio-Techne Corporation		120,000	8,478,000
	12.5		41,664,720
Information Technology
System Software	5.6
Microsoft Corp.		50,000	18,651,000

Cable & Satellite	4.6
Sirius XM Holdings, Inc.		525,000	15,508,500
	10.2		34,159,500
Industrials
Industrial Machinery & Supplies & Components	4.7
IDEX Corporation		70,000	15,886,500

Construction Materials	1.3
Vulcan Materials Company		15,000	4,425,150

Distributors	1.0
Pool Corporation		15,000	3,223,500
	7.0		23,535,150
Consumer Discretionary
Broadline Retail	4.6
Amazon.com, Inc.(a)		65,000	15,492,100
	4.6		15,492,100
Total Common Stocks (Cost $144,197,915)			292,299,340
Cash Equivalents — 11.0%

	$ Principal
	Amount	$ Value
U.S. Treasury Bills, 1.82% to 3.84%, 7/2/26 to 11/21/26(c)	36,680,339	36,827,470
Total Cash Equivalents (Cost $36,680,339)		36,827,470
Total Investments in Securities — 98.5%
(Cost $181,028,254)		329,126,810
Other Assets Less other Liabilities — 1.5%		5,096,454
Net Assets — 100.0%		334,223,264

(a)	Non-income producing.

(b)	Foreign domiciled entity.

(c)	Interest rates presented represent the effective yield at June 30, 2026.

SHORT DURATION INCOME FUND
Schedule of Investments
June 30, 2026 (Unaudited)

Corporate Bonds — 8.2%

	$ Principal
	Amount	$ Value
Agree, L.P.
2.00%, 6/15/28	2,239,000	2,131,767
Arbor Realty SR, Inc.
8.50%, 12/15/28(a)	3,000,000	2,960,039
Ares Capital Corporation
7.00%, 1/15/27	1,000,000	1,010,261
Ares Strategic Income Fund
5.60%, 2/15/30	2,500,000	2,457,769
5.70%, 3/15/28	3,155,000	3,151,457
5.80%, 9/09/30	70,000	68,982
Ashtead Capital, Inc.
4.38%, 8/15/27(a)	3,000,000	2,989,003
1.50%, 8/12/26(a)	4,800,000	4,782,297
Axon Enterprise, Inc.
6.13%, 3/15/30(a)	1,000,000	1,022,461
Barings BDC, Inc.
5.20%, 9/15/28	2,750,000	2,705,754
Blackstone Secured Lending Fund
5.88%, 11/15/27	250,000	251,861
The Boeing Co
6.26%, 5/01/27	2,500,000	2,533,616
Brightwood Capital Offshore Fund V-U RN, LLC
6.46%, 12/31/35 (TSFR3M +280 bps)(a)	7,500,000	7,675,155
Cantor Fitzgerald, L.P.
4.50%, 4/14/27(a)	1,500,000	1,495,944
Cinemark USA, Inc.
5.25%, 7/15/28(a)	2,000,000	1,997,961
Concentrix Corporation
6.65%, 8/02/26	728,000	727,792
6.50%, 3/01/29	11,360,000	10,953,816
Devon Energy Corporation
5.25%, 10/15/27	390,000	390,042
EPR Properties
4.75%, 12/15/26	6,569,000	6,570,224
4.50%, 6/01/27	1,000,000	998,176
Gartner, Inc.
3.75%, 10/01/30(a)	12,795,000	11,690,887
Golub Capital Private Credit Fund
5.45%, 8/15/28	3,000,000	2,967,938
Hercules Capital, Inc.
2.63%, 9/16/26	1,500,000	1,492,533
HNI Corp SR SER 144A
5.13%, 1/18/29(a)	7,800,000	7,688,200
Host Hotels & Resorts, L.P.
5.70%, 6/15/32	2,400,000	2,471,845
HPS Corporate Lending Fund
5.45%, 1/14/28	5,000,000	4,982,461
ION Platform Finance US, Inc. / ION Platform
9.50%, 5/30/29(a)	450,000	411,065
MasTec, Inc.
4.50%, 8/15/28(a)	4,000,000	3,962,375
Newell Brands, Inc.
6.63%, 9/15/29	1,025,000	1,042,788
6.38%, 5/15/30	2,550,000	2,586,394
Penske Trust Leasing Co. / PTL Finance Corp.
5.35%, 3/30/29(a)	6,000,000	6,079,692
Rithm Capital Corporation
8.00%, 4/01/29(a)	5,310,000	5,335,621
Rocket Software, Inc.
9.00%, 11/28/28(a)	690,000	686,458
Sixth Street Lending Partners
5.75%, 1/15/30	360,000	357,780
6.13%, 7/15/30	5,000,000	5,029,781
Stagwell Global, LLC
5.63%, 8/15/29(a)	10,420,000	10,057,806
Starwood Property Trust, Inc.
5.88%, 8/15/29(a)	950,000	953,419
VICI Properties, L.P. / VICI Note Company, Inc.
4.63%, 12/01/29(a)	1,445,000	1,418,715
Whirlpool Corporation
6.50%, 6/15/33	400,000	347,232
Total Corporate Bonds (Cost $126,084,508)		126,437,367
Asset-Backed Securities — 26.9%

	$ Principal
	Amount	$ Value
Automobile — 5.9%
ARI Fleet Lease Trust
Series 2023-B, Class A2, 6.05%, 7/15/32(a)	343,704	344,862
Series 2024-A, Class A2, 5.30%, 11/15/32(a)	238,753	239,390
Series 2024-B, Class A2, 5.54%, 4/15/33(a)	383,425	384,945
Bayview Opportunity Master Fund Trust
Series 2024-CAR1, Class A, 4.73%, 12/26/31 (SOFR30A +110 bps)(a)	806,164	808,962
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series CAR1, Class B, 4.93%, 12/26/31 (SOFR30A +130 bps)(a)	470,263	471,930
Bayview Opportunity Master Fund VII Trust
Series CAR1F, Class A, 6.97%, 7/29/32(a)	592,723	594,423
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1, Class A2, 5.54%, 10/27/31(a)	23,024	23,148
BOF VII AL Funding Trust I
Series CAR3, Class A2, 6.29%, 7/26/32(a)	937,392	948,433
CFMT LLC (CFMT)
Series 2021-AL1, Class B, 1.39%, 9/22/31(a)	268,507	268,081
ACM Auto Trust
Series 2025-4A, Class A, 5.87%, 5/20/30(a)	3,179,230	3,160,244
Chesapeake Funding II LLC
Series 2023-2A, Class A1, 6.16%, 10/15/35(a)	263,270	263,877
Series 2024-1A, Class A1, 5.52%, 5/15/36(a)	1,037,642	1,044,200
Enterprise Fleet Financing LLC (EFF)
Series 2023-2, Class A2, 5.56%, 4/22/30(a)	322,629	323,330
Series 2023-3, Class A2, 6.40%, 3/20/30(a)	746,435	751,400
Series 2024-1, Class A2, 5.23%, 3/20/30(a)	565,680	567,862
Series 2024-2, Class A3, 5.61%, 4/20/28(a)	2,516,707	2,535,238
Series 2024-3, Class A3, 4.98%, 8/21/28(a)	1,870,000	1,881,622
Series 2024-4, Class A3, 4.56%, 11/20/28(a)	1,400,000	1,403,167
FHF Issuer Trust
Series 2023-2A, Class A2, 6.79%, 10/15/29(a)	254,842	256,342
Series 2024-2A, Class A2, 5.89%, 6/15/30(a)	886,292	890,382
Series 2024-3A, Class A2, 4.94%, 11/15/30(a)	2,918,486	2,908,393
Series 2025-1A, Class A2, 4.92%, 2/15/31(a)	6,551,493	6,552,905
Series 2026-1A, Class A2, 5.41%, 9/16/30(a)	7,000,000	7,024,283
Series 2023-1A, Class A2, 6.57%, 6/15/28(a)	72,298	72,414
Huntington Bank Auto Credit-Linked Notes Series
Series 1, Class B, 4.96%, 3/21/33(a)	2,878,477	2,880,299
Series 2, Class B1, 5.44%, 10/20/32(a)	829,756	833,556
Series 2025-2, Class B1, 4.84%, 9/20/33(a)	2,875,549	2,868,656
Series 1, Class B1, 4.50%, 2/20/34(a)	2,415,392	2,393,068
Ivy Hill Middle Market Credit Fund IX Ltd.
Series 9A, Class A1R3, 5.19%, 7/23/37 (TSFR3M +152 bps)(a)	3,500,000	3,492,029
Lendbuzz Securitization Trust
Series 2025-A, 5.50%, 8/15/31(a)	2,653,361	2,651,284
Series 2023-1A, Class A2, 6.92%, 8/15/28(a)	908,445	914,707
Series 2023-3A, Class A2, 7.50%, 12/15/28(a)	1,735,636	1,757,889
Series 2024-1A, Class A2, 6.19%, 8/15/29(a)	436,880	438,277
Series 2024-2A, Class A2, 5.99%, 5/15/29(a)	1,586,277	1,593,810
Series 2024-3A, Class A2, 4.97%, 10/15/29(a)	873,268	873,600
Series 2026-1A, Class A2, 4.68%, 7/15/30(a)	3,587,321	3,579,991
Series 2024-A, 5.94%, 5/15/31(a)	2,582,094	2,591,196
Merchants Fleet Funding LLC (MMF)
Series 2023-1A, Class A, 7.21%, 5/20/36(a)	1,295,283	1,298,426
Research-Driven Pagaya Motor Trust 2025-6
Series 6A, Class A3, 5.01%, 8/25/34(a)	5,000,000	4,990,929
SAFCO Auto Receivables Trust 2025-1
Series 1A, Class A, 5.46%, 9/10/29(a)	3,557,242	3,550,343
United Auto Credit Securitization Trust 2025-1
Series 1, Class B, 5.05%, 2/10/28(a)	5,048,918	5,052,486
United Auto Credit Securitization Trust 2026-1
Series 1, Class B, 4.63%, 5/10/29(a)	8,630,000	8,598,598
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A, Class A, 6.46%, 8/18/38(a)	1,541,954	1,553,085
Series 2024-1A, Class A1, 5.49%, 2/18/39(a)	1,955,542	1,969,470
Series 2024-2A, Class A1, 4.87%, 6/21/39(a)	3,675,888	3,692,359
		91,293,891

SHORT DURATION INCOME FUND (CONTINUED)
Schedule of Investments
June 30, 2026 (Unaudited)

	$ Principal
	Amount	$ Value
Cell Tower — 0.3%
VB-S1 Issuer, LLC
Series 1A, Class C2, 4.69%, 3/15/56(a)	5,000,000	4,891,719

Collateralized Loan Obligation — 8.2%
ASP PIF CLO I, LLC
Series 1A, Class A1, 5.14%, 1/15/38 (TSFR3M +148 bps)(a)	4,750,000	4,737,336
Audax Senior Debt CLO 4, LLC
Series 4AR, Class ARR, 5.13%, 4/20/35 (TSFR3M +150 bps)(a)	5,000,000	5,004,305
Audax Senior Debt CLO 6, LLC
Series 6A, Class AR, 5.18%, 10/20/37 (TSFR3M +150 bps)(a)	4,000,000	3,992,753
Audax Senior Debt CLO 7 LLC
Series 2026-7A, Class AR2, 5.25%, 4/20/35 (TSFR3M +160 bps)(a)	5,550,000	5,565,418
Bain Capital Global Direct Lending Fund,
6.69%, 6/20/36(a)	3,500,000	3,500,226
BlackRock Elbert CLO V, LLC/KY
Series 5A, Class AR, 5.51%, 6/15/34 (TSFR3M +185 bps)(a)	1,894,569	1,896,054
Cerberus Loan Funding 52, LLC
Series 3A, Class A, 5.19%, 10/15/37 (TSFR3M +152 bps)(a)	2,500,000	2,498,771
Cerberus Loan Funding XL, LLC
Series 1A, Class AR, 5.25%, 3/22/35 (TSFR3M +160 bps)(a)	8,825,000	8,825,000
Cerberus Loan Funding XLIII, LLC
Series 4A, Class A, 6.10%, 10/15/35 (TSFR3M +243 bps)(a)	3,000,000	3,005,442
Cerberus Loan Funding XXXII, L.P.
Series 2A, Class A, 5.56%, 4/22/33 (TSFR3M +188 bps)(a)(b)	2,401,271	2,406,137
CIFC-LBC Middle Market CLO 2023-1, LLC
Series 1A, Class AR, 5.23%, 10/20/37 (TSFR3M +155 bps)(a)	5,000,000	4,997,984
Deerpath Capital CLO 2021-2 Ltd.
Series 2A, Class A1R, 5.22%, 10/15/37 (TSFR3M +155 bps)(a)(b)	5,000,000	4,985,986
Deerpath Capital CLO 2024-1 Ltd.
Series 1AR, Class A1R, 5.25%, 7/15/38 (TSFR3M +162 bps)(a)(b)	5,000,000	4,967,580
Eldridge MMPC CLO 2026-2 Ltd.
Series 2A, Class A1, 5.30%, 7/15/38 (TSFR3M +160 bps)(a)(b)	4,475,000	4,484,125
Fortress Credit Opportunities IX CLO Ltd.
Series 9A, Class A1TR, 5.49%, 10/15/33 (TSFR3M +181 bps)(a)(b)	1,040,605	1,042,089
Fortress Credit Opportunities XLI CLO Ltd.
Series 41A, Class B, –%, 7/20/34 (TSFR3M +200 bps)(a)(b)	11,450,000	11,455,724
Guggenheim Investments Private Debt Fund IV Rated
Series 1A, Class A1, 6.84%, 4/10/38 (TSFR3M +300 bps)(a)(d)	4,600,000	4,606,606
Maranon Loan Funding 2023-1 Ltd.
Series 1A, Class AR, 5.32%, 7/15/37 (TSFR3M +165 bps)(a)(b)	3,400,000	3,396,030
MCF CLO 10 Ltd.
Series 1A, Class A1R, 5.12%, 4/15/37 (TSFR3M +145 bps)(a)(b)	3,000,000	2,991,406
MCF CLO IX Ltd.
Series 1A, Class AR3, 5.26%, 4/17/39 (TSFR3M +162 bps)(a)(b)	4,475,000	4,482,934
Monroe Capital Mml Clo XII Ltd
Series 2021-2A, Class A1, 5.43%, 9/14/33 (TSFR3M +176 bps)(a)(b)	2,822,842	2,826,619
New Mountain Guardian IV Income Rated Feeder II
Series 1A, Class A, 6.40%, 4/05/37 (TSFR3M +275 bps)(a)(b)	5,000,000	4,978,715
Partners Group Private Credit CLO 1A, LLC
Series 1A, Class A1, –%, 7/15/38 (TSFR3M +152 bps)(a)(b)	5,000,000	5,002,475
Silver Point SCF CLO LTD
Series 10A, Class A1, –%, 7/20/38 (TSFR3M +160 bps)(a)(b)	5,950,000	5,952,944
Silver Point SCF CLO V Ltd.
Series 1A, Class A1, 5.18%, 4/20/38 (TSFR3M +150 bps)(a)(b)	2,875,000	2,866,085
Starwood 2025-SIF5, LLC
Series SIF5A, Class A, 5.22%, 4/15/37 (TSFR3M +155 bps)(a)	5,000,000	5,006,800
Starwood 2025-SIF6, LLC
Series SIF6A, Class A1, 5.23%, 10/17/37 (TSFR3M +155 bps)(a)(b)	7,400,000	7,422,212
Windhill Clo 4 Ltd.
Series 1A, Class A, 5.16%, 10/22/37 (TSFR3M +150 bps)(a)(b)	5,000,000	4,978,298
		127,876,055
	$ Principal
	Amount	$ Value
Consumer & Specialty Finance — 5.9%
Aqua Finance Issuer Trust (AQFIT)
Series 2025-A, Class A, 5.25%, 12/19/50(a)	4,766,569	4,776,991
Series 2025-B, Class A, 4.79%, 5/17/51(a)	2,066,319	2,056,133
BHG Owner Loan Trust Series 2025-1CON
Series 1CON, Class A, 5.00%, 8/18/36(a)	8,638,112	8,546,452
BHG Owner Loan Trust Series 2025-2CON
Series 2CON, Class A, 4.74%, 11/17/36(a)	3,638,717	3,589,128
BHG Securitization Trust
Series 21-A, Class A, 1.42%, 11/17/33(a)	12,968	12,945
Series 2023-B, Class A, 6.92%, 12/17/36(a)	476,359	491,858
Series 24-1A, Class A, 5.81%, 4/17/35(a)	501,538	509,195
BHG Securitization Trust 2026-1CON
Series 1CON, Class B, 5.30%, 6/17/36(a)	2,460,000	2,453,143
ACHV A.B.S Trust 2025-1PL
Series 1PL, Class C, 5.31%, 4/26/32(a)	467,300	467,751
Foundation Finance Trust (FFIN)
Series 2021-2A, Class A, 2.19%, 1/15/42(a)	614,591	586,278
Series 2023-2A, Class A, 6.53%, 6/15/49(a)	1,930,569	1,984,414
Series 2024-1A, Class A, 5.50%, 12/15/49(a)	1,821,798	1,840,928
Series 2025-2A, Class A, 4.67%, 4/15/52(a)	1,489,946	1,478,431
Foundation Finance Trust 2023-1
Series 1A, Class A, 5.67%, 12/15/43(a)	880,276	891,607
Foundation Finance Trust 2024-2
Series 2A, Class A, 4.60%, 3/15/50(a)	962,559	954,154
Foundation Finance Trust 2025-1
Series 1A, Class A, 4.95%, 4/15/50(a)	3,797,904	3,790,964
GoodLeap Home Improvement Solutions Trust 2024-1
Series 1A, Class A, 5.35%, 10/20/46(a)	1,506,967	1,511,357
GoodLeap Home Improvement Solutions Trust 2026-1
Series 1A, Class A, 5.31%, 12/20/49(a)	2,759,893	2,743,802
GreenSky Home Improvement Issuer Trust 2024-2
Series 2, Class A4, 5.15%, 10/27/59(a)	1,087,964	1,092,868
GreenSky Home Improvement Issuer Trust (GSKY)
Series 2025-1A, Class A4, 5.22%, 3/25/60(a)	355,674	357,105
GreenSky Home Improvement Issuer Trust 2025-2
Series 2A, Class A3, 5.02%, 6/25/60(a)	2,000,000	2,009,571
GreenSky Home Improvement Trust 2024-1
Series 1, Class A2, 5.88%, 6/25/59(a)	11,319	11,336
Hilton Grand Vacations Trust 2020-A
Series AA, Class A, 2.74%, 2/25/39(a)	64,267	63,562
Octane Receivables Trust
Series 2024-2A, Class A2, 5.80%, 7/20/32(a)	1,487,618	1,494,818
Pagaya AI Debt Selection Trust
Series 24-11, Class B, 5.64%, 7/15/32(a)	1,440,437	1,445,595
Series 2026-4, Class B, 6.25%, 1/16/34(a)	4,960,000	4,990,492
Pagaya AI Debt Grantor Trust 2024-8
Series 8, Class B, 5.46%, 1/15/32(a)	3,184,729	3,188,216
Pagaya AI Debt Grantor Trust 2025-1
Series 25-1, Class B, 5.63%, 7/15/32(a)	2,135,402	2,137,545
Pagaya AI Debt Grantor Trust 2025-2
Series 2, Class A2, 4.96%, 10/15/32(a)	2,413,689	2,412,853
Pagaya AI Debt Grantor Trust 2025-R3
Series R3, Class A, 4.84%, 1/18/33(a)	2,543,850	2,537,852
Pagaya AI Debt Trust 2026-R1
Series R1, Class B, 5.28%, 12/15/33(a)	3,000,000	2,985,600
Pagaya Point of Sale Holdings
Series 25-1, Class A, 5.72%, 1/20/34(a)	5,000,000	5,003,196
Reach A.B.S Trust 2024-2
Series 2A, Class A, 5.88%, 7/15/31(a)	33,651	33,671
Reach A.B.S Trust 2025-1
Series 1A, Class A, 4.96%, 8/16/32(a)	337,064	337,388
Reach Financial LLC
Series 2025-1A, Class B, 5.34%, 8/16/32(a)	3,000,000	3,010,585
SCOOT
Series 2026-1A, Class A2, 6.38%, 5/20/56(a)	2,900,000	2,924,458
UPG HI Issuer Trust
Series 2026-1, Class A, 5.03%, 2/25/48(a)	1,825,842	1,820,073
Upgrade Master Pass-Thru Trust Series 2025-ST8
Series ST8, Class B, 5.07%, 12/15/33(a)	5,000,000	4,982,211
Upgrade Master Pass-Thru Trust Series 2026-ST2
Series ST2, Class B, 5.43%, 6/15/34(a)	2,775,000	2,780,395
		90,889,683

SHORT DURATION INCOME FUND (CONTINUED)
Schedule of Investments
June 30, 2026 (Unaudited)

	$ Principal
	Amount	$ Value
Data Center — 0.5%
Compass Datacenters Issuer II, LLC
Series 2A, Class A1, 4.93%, 11/25/50(a)	2,250,000	2,204,436
Compass Datacenters Issuer III, LLC
Series 1A, Class A2, 5.66%, 2/25/50(a)	1,500,000	1,502,722
Switch ABS Issuer
Series 2025-1, Class A-2, 5.04%, 3/25/55(a)	5,000,000	4,878,853
		8,586,011
Equipment — 2.0%
Amur Equipment Finance Receivables XII LLC
Series 2023-1A, Class A2, 6.09%, 12/20/29(a)	376,696	378,086
Amur Equipment Finance Receivables XIII LLC
Series 2024-1A, Class A, 5.38%, 1/21/31(a)	569,688	572,655
Amur Equipment Finance Receivables XIV LLC
Series 2024-2A, Class A2, 5.19%, 7/21/31(a)	1,735,650	1,748,342
Amur Equipment Finance Receivables XV LLC
Series 2025-1A, Class A2, 4.70%, 9/22/31(a)	2,459,140	2,467,635
Auxilior Term Funding 2024-1, LLC
Series 1A, Class A3, 5.49%, 7/15/31(a)	2,802,045	2,827,681
Crossroads Asset Trust 2024-A
Series A, Class A2, 5.90%, 8/20/30(a)	450,202	452,970
Dell Equipment Finance Trust (DEFT)
Series 2024-1, Class A3, 5.39%, 3/22/30(a)	711,052	713,914
Series 2024-2, Class A3, 4.59%, 8/22/30(a)	900,000	901,221
DLLMT LLC (DLLMT)
Series 2024-1A, Class A3, 4.84%, 8/21/28(a)	3,041,017	3,049,769
DLLST LLC (DLLST)
Series 2024-1A, Class A3, 5.05%, 8/20/27(a)	330,143	330,787
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2024-2, Class A3, 5.00%, 9/15/28(a)	2,160,000	2,173,785
HPEFS Equipment Trust
Series 2024-2A, Class A3, 5.36%, 10/20/31(a)	464,641	465,828
Kubota Credit Owner Trust
Series 2024-2A, Class A3, 5.26%, 11/15/28(a)	1,952,519	1,966,257
M&T Equipment Notes (MTLRF)
Series 2024-1A, Class A2, 4.99%, 8/18/31(a)	412,628	413,068
NMEF Funding LLC (NMEF)
Series 2025-A, Class A2, 4.72%, 7/15/32(a)	2,997,407	3,000,626
Series 2025-B, Class A2, 4.64%, 1/18/33(a)	1,502,495	1,503,990
OWN Equipment Fund I, LLC
Series 2M, Class A, 5.70%, 12/20/32(a)	4,604,959	4,618,409
OWN Equipment Fund II, LLC
Series 1M, Class A, 5.48%, 9/26/33(a)	1,459,682	1,450,012
OWN Equipment Fund III, LLC
Series 2M, Class A, 5.42%, 3/27/34(a)	2,046,745	2,030,000
SCF Equipment Leasing 2023-1, LLC
Series 1A, Class A3, 6.17%, 5/20/32(a)	662,021	663,871
		31,728,906
Fiber — 1.8%
ALLO Issuer, LLC
Series 1A, Class A2, 5.94%, 7/20/54(a)	3,000,000	3,024,648
Series 1A, Class A2, 5.53%, 4/20/55(a)	3,500,000	3,516,407
Series 1A, Class B, 6.16%, 4/20/55(a)	3,200,525	3,223,472
Lightpath Fiber Issuer, LLC
Series 1A, Class A2, 5.60%, 3/25/56(a)	5,800,000	5,805,515
MetroNet Infrastructure Issuer, LLC
Series 4A, Class A2, 5.16%, 12/20/55(a)	800,000	798,306
Series 1A, Class A2, 5.27%, 4/20/56(a)	2,500,000	2,501,522
Zayo Issuer, LLC
Series 1A, Class A2, 5.65%, 3/20/55(a)	1,750,000	1,757,777
Series 1A, Class A2, 5.55%, 4/20/56(a)	6,970,000	6,980,548
		27,608,195
Financials — 0.7%
New Mountain Asset-Backed Security Issuer I LLC (NMNL)
Series 2025-1A, Class A, 5.14%, 11/22/55(a)	10,609,505	10,313,144

Other — 1.6%
Cherry Securitization Trust 2026-1
Series 1A, Class A, 5.43%, 1/17/34(a)	1,000,000	1,004,702
Golub Capital Partners A.B.S Funding Ltd.
Series 2022-2A, Class A, 2.94%, 10/19/29(a)	4,940,498	4,569,904
	$ Principal
	Amount	$ Value
LAFAY FED CR UN AT TR 2026-HI1 20480225 FLT,
Class A2, 5.38%, 2/25/48(a)	6,691,600	6,584,762
Lmdv Issuer Company, LLC
Series 1A, Class A2, 5.31%, 12/15/55(a)	1,700,000	1,699,573
Mtp Abs Funding, LLC
Series 1A, Class A2, 5.20%, 4/25/56(a)	2,960,000	2,956,763
PAWS 2025-1A A2,
6.82%, 1/30/56(a)	6,982,500	6,881,923
Regents Capital Equipment Receivables 2026-1, LLC
Series 1A, Class A, 5.11%, 1/31/34(a)	4,539,150	4,525,026
Verizon Master Trust (VZMT)
Series 2023-7, Class A1A, 5.67%, 11/20/29	3,000,000	3,017,583
		24,655,473
Total Asset-Backed Securities (Cost $417,850,045)		417,843,076

Commercial Mortgage-Backed Securities — 10.2%
Acore 2026-FL1 Issuer, LLC
Series FL1, Class A, 5.09%, 8/20/43 (TSFR1M +145 bps)(a)(b)	2,000,000	2,001,250
ACREC 2021-FL1 Ltd.
Series FL1, Class C, 5.90%, 10/16/36 (TSFR1M +226 bps)(a)(b)	2,250,000	2,248,325
Series FL1, Class D, 6.40%, 10/16/36 (TSFR1M +276 bps)(a)(b)	7,873,000	7,834,414
Acrec 2025 Fl 3, LLC
Series FL3, Class A, 4.95%, 8/18/42 (TSFR1M +131 bps)(a)	4,000,000	4,002,500
ACREC 2026-FL4, LLC
Series FL4, Class A, 5.09%, 1/18/43 (TSFR1M +145 bps)(a)(b)	1,000,000	1,000,625
ACRES Commercial Realty 2026-FL4 Issuer, LLC
Series FL4, Class A, 5.09%, 8/18/44 (TSFR1M +145 bps)(a)	9,000,000	9,011,205
Arbor Realty Collateralized Loan Obligation Ltd.
Series BTR1, Class AS, 6.28%, 1/20/41 (TSFR1M +264 bps)(a)	7,000,000	7,039,375
Arbor Realty Commercial Real Estate Notes
Series FL1, Class AS, 5.47%, 1/20/43 (TSFR1M +183 bps)(a)	5,200,000	5,213,026
AREIT 2025-CRE10 Ltd.
Series CRE10, Class A, 5.02%, 12/17/29 (TSFR1M +139 bps)(a)(b)	5,000,000	5,007,032
BAR 2026-FL1 Issuer, LLC
Series FL1, Class A, 5.24%, 8/20/43 (TSFR1M +160 bps)(a)(b)	6,000,000	6,028,110
BRSP Ltd.
Series 2024-FL2, Class A, 5.58%, 8/19/37 (TSFR1M +195 bps)(a)(b)	5,000,000	5,007,165
Series 2024-FL2, Class E, 10.18%, 8/19/37 (TSFR1M +654 bps)(a)(b)	499,000	504,434
BX Trust 2025-ROIC
Series ROIC, Class A, 4.77%, 3/15/30 (TSFR1M +114 bps)(a)	5,783,728	5,778,710
A10 2025-FL6 Issuer, LLC
Series FL6, Class A, 5.09%, 5/15/42 (TSFR1M +147 bps)(a)	6,000,000	6,007,500
Dwight Issuer, LLC.
Series 2025-FL1, Class A, 5.30%, 6/18/42 (TSFR1M +166 bps)(a)	7,500,000	7,528,125
GPMT Ltd.
Series 2021-FL3, Class AS, 5.60%, 7/16/35 (TSFR1M +196 bps)(a)(b)	3,512,355	3,504,725
GPMT 2021-FL4 Ltd.
Series FL4, Class A, 5.11%, 12/15/36 (TSFR1M +146 bps)(a)(b)	4,656,329	4,662,179
GS REFT 2026-FL1 Issuer Ltd.
Series FL1, Class A, 5.14%, 4/19/43 (TSFR1M +150 bps)(a)(b)	5,000,000	5,015,005
Series FL1, Class C, 5.79%, 4/19/43 (TSFR1M +215 bps)(a)(b)	10,000,000	10,022,747
Hilton USA Trust
Series 2016-SFP, Class E, 5.52%, 11/05/35(a)(e)	4,300,000	10,514
LMNT CRE 2025-FL3, LLC
Series FL3, Class AS, 5.54%, 7/21/43 (TSFR1M +190 bps)(a)	5,000,000	5,006,225
LoanCore Issuer Ltd.
Series 2025-CRE8, Class A, 5.02%, 8/17/42 (TSFR1M +139 bps)(a)	2,500,000	2,504,688
Mill City Mortgage Loan Trust 2026-R1
Series R1, Class A1A, 5.46%, 10/25/62(a)	3,004,365	3,008,069
NRTH Commercial Mortgage Trust (NRTH)
Series 2025-PARK, Class A, 5.02%, 10/15/40 (TSFR1M +139 bps)(a)	5,000,000	5,018,883
PFP Ltd. (PFP)
Series 2024-11, Class A, 5.44%, 9/17/39 (TSFR1M +183 bps)(a)(b)	1,958,217	1,962,255

SHORT DURATION INCOME FUND (CONTINUED)
Schedule of Investments
June 30, 2026 (Unaudited)

	$ Principal
	Amount	$ Value
PFP 2024-11 Ltd.
Series 11, Class AS, 5.80%, 9/17/39 (TSFR1M +219 bps)(a)(b)	4,725,652	4,730,937
PFP 2025-12 Ltd.
Series 12, Class A, 5.13%, 12/18/42 (TSFR1M +149 bps)(a)(b)	5,000,000	5,021,875
PFP 2026-13 Ltd.
Series 13, Class A, 5.14%, 8/18/43 (TSFR1M +150 bps)(a)(b)	11,000,000	11,048,124
PFP 2026-14 Ltd.
Series 14, Class A, 4.97%, 12/18/43 (TSFR1M +132 bps)(a)	1,975,000	1,975,740
PRKCM 2026-AFC4 Trust
Series AFC4, Class A1, 5.60%, 7/25/61(a)	5,950,000	5,960,515
SKY TRUSY
Series 2025-LINE, Class A, 6.21%, 4/15/42 (TSFR1M +259 bps)(a)	3,579,118	3,604,859
SWCH Commercial Mortgage Trust 2025-DATA
Series DATA, Class A, 5.07%, 2/15/42 (TSFR1M +144 bps)(a)	7,500,000	7,463,058
TRTX 2025-FL6 Issuer Ltd.
Series FL6, Class A, 5.17%, 9/18/42 (TSFR1M +154 bps)(a)(b)	4,000,000	4,007,500
Total Commercial Mortgage-Backed Securities
(Cost $162,673,173)		158,739,694

Mortgage-Backed Securities — 39.0%
Federal Home Loan Mortgage Association
Collateralized Mortgage Obligations
Series 4107, Class LW, 1.75%, 8/15/27(c)	892,035	882,323
Series 3003, Class LD, 5.00%, 12/15/34(c)	229,275	230,396
Series 2952, Class PA, 5.00%, 2/15/35(c)	18,428	18,382
Series 5486, Class VB, 5.00%, 5/25/35(c)	4,445,043	4,406,041
Series 3620, Class PA, 4.50%, 12/15/39(c)	123,842	123,585
Series 3842, Class PH, 4.00%, 4/15/41(c)	223,167	219,586
Series 5659, Class CM, 5.00%, 11/25/46(c)	7,008,438	6,997,222
Series 5436, Class AB, 5.50%, 4/25/49(c)	2,812,772	2,812,133
Series 5501, Class MJ, 5.50%, 5/25/49(c)	4,528,959	4,533,138
Series 5444, Class BC, 5.50%, 7/25/49(c)	2,136,436	2,136,243
Series 5501, Class NA, 5.50%, 7/25/49(c)	4,949,986	4,949,564
Series 5501, Class NE, 5.50%, 7/25/49(c)	2,474,993	2,474,782
Series 5440, Class B, 5.50%, 9/25/49(c)	299,958	299,808
Series 5440, Class NG, 5.50%, 9/25/49(c)	693,973	692,260
Series 5444, Class AB, 5.50%, 9/25/49(c)	435,597	434,361
Series 5407, Class DA, 5.50%, 11/25/49(c)	2,427,381	2,427,821
Series 5413, Class JA, 5.50%, 1/25/50(c)	2,657,386	2,687,495
Series 5640, Class A, 5.00%, 7/25/50(c)	13,839,240	13,715,697
Series 5490, Class LC, 5.50%, 8/25/50(c)	2,074,060	2,072,592
Series 5613, Class BE, 4.75%, 8/25/50(c)	2,195,245	2,163,517
Series 5407, Class AB, 5.50%, 11/25/50(c)	1,738,870	1,745,326
Series 5450, Class KA, 4.50%, 6/25/51(c)	11,894,959	11,832,696
Series 5504, Class DA, 5.50%, 7/25/51(c)	13,493,045	13,576,791
Series 5301, Class ED, 5.00%, 4/25/53(c)	5,317,940	5,278,959

Pass-Through Securities
Pool# E02948, 3.50%, 7/01/26(c)	5,334	5,325
Pool# J16663, 3.50%, 9/01/26(c)	23,537	23,497
Pool# E03033, 3.00%, 2/01/27(c)	40,805	40,652
Pool# ZS8692, 2.50%, 4/01/33(c)	369,662	351,868
Pool# G01818, 5.00%, 5/01/35(c)	282,517	283,693
Pool# SB-8257, 5.50%, 9/01/38(c)	3,503,879	3,565,003
Pool# SB8278, 5.50%, 1/01/39(c)	2,074,500	2,109,291
Pool# SB8287, 5.00%, 3/01/39(c)	3,999,163	4,020,119
Pool# SB8293, 5.00%, 4/01/39(c)	3,655,904	3,677,292
Pool# SC0596, 5.50%, 12/01/44(c)	3,210,249	3,273,550
Pool# RB5337, 5.50%, 3/01/45(c)	14,202,207	14,379,126
Pool# RB5379, 5.50%, 12/01/45(c)	7,189,733	7,271,978
Pool# RB5389, 5.50%, 2/01/46(c)	8,211,931	8,304,616
Pool# RE6137, 5.00%, 9/01/52(c)	1,314,054	1,282,560

Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 87, Class VK, 5.00%, 6/25/35(c)	5,309,003	5,262,977
Series 12, Class GB, 6.00%, 6/25/45(c)	1,902,747	1,935,259
Series 20, Class HD, 5.50%, 3/25/46(c)	2,106,295	2,117,046
Series 21, Class DA, 5.50%, 12/25/46(c)	481,777	481,042
Series 20, Class CA, 5.50%, 1/25/47(c)	267,593	267,303
Series 41, Class GA, 5.50%, 2/25/48(c)	2,156,387	2,164,383
Series 9, Class CE, 5.00%, 10/25/48(c)	1,675,998	1,673,350
	$ Principal
	Amount	$ Value
Series 97, Class BA, 5.50%, 4/25/49(c)	5,832,456	5,851,967
Series 27, Class AB, 5.50%, 7/25/49(c)	6,998,734	7,026,459
Series 20, Class EA, 5.50%, 8/25/49(c)	591,163	591,024
Series 65, Class BA, 5.00%, 8/25/49(c)	9,688,765	9,646,289
Series 61, Class CA, 5.00%, 11/25/49(c)	6,509,190	6,489,181
Series 9, Class EA, 5.50%, 4/25/50(c)	6,171,953	6,197,844
Series 59, Class MA, 5.00%, 3/25/51(c)	3,498,280	3,478,867
Series 33, Class AC, 5.00%, 4/25/52(c)	2,177,539	2,159,542

Pass-Through Securities
Pool# AB3902, 3.00%, 11/01/26(c)	12,952	12,901
Pool# AK3264, 3.00%, 2/01/27(c)	67,571	67,214
Pool# AL1366, 2.50%, 2/01/27(c)	40,951	40,703
Pool# AB4482, 3.00%, 2/01/27(c)	62,316	61,960
Pool# AB6291, 3.00%, 9/01/27(c)	49,634	49,237
Pool# MA3189, 2.50%, 11/01/27(c)	89,928	88,833
Pool# MA3791, 2.50%, 9/01/29(c)	368,241	359,055
Pool# BM5708, 3.00%, 12/01/29(c)	166,863	164,902
Pool# MA0587, 4.00%, 12/01/30(c)	527,085	520,290
Pool# BA4767, 2.50%, 1/01/31(c)	276,768	265,986
Pool# AS7698, 2.50%, 8/01/31(c)	467,812	448,903
Pool# AS7701, 2.50%, 8/01/31(c)	480,290	460,961
Pool# 555531, 5.50%, 6/01/33(c)	537,531	548,073
Pool# MA3540, 3.50%, 12/01/33(c)	375,282	365,659
Pool# 725232, 5.00%, 3/01/34(c)	50,817	50,796
Pool# 995112, 5.50%, 7/01/36(c)	265,255	268,779
Pool# MA5311, 5.00%, 3/01/39(c)	3,150,709	3,167,218
Pool# MA5767, 5.50%, 7/01/45(c)	6,814,988	6,902,695

Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2025-97, Class MA, 5.50%, 2/20/46(c)	3,613,669	3,623,434
Series 2025-97, Class GA, 5.50%, 3/20/48(c)	1,165,737	1,170,668
Series 2024-23, Class KA, 5.50%, 4/20/48(c)	2,914,868	2,924,621
Series 2025-2, Class G, 3.50%, 10/20/48(c)	4,620,037	4,463,465
Series 2025-169, Class JQ, 4.50%, 11/20/50(c)	6,886,141	6,808,552
Series 2024-197, Class PJ, 6.50%, 2/20/53(c)	161,993	161,782

Pass-Through Securities
Pool# 5255, 3.00%, 12/20/26(c)	59,893	59,656
Pool# MB0528, 5.00%, 8/20/40(c)	6,067,250	6,096,727
Pool# MB0717, 5.00%, 11/20/40(c)	4,632,518	4,656,125

Non-Government Agency
Collateralized Mortgage Obligations
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69%, 1/25/70(a)(c)	2,925,816	2,935,563
Series 2025-2, Class A1, 5.64%, 2/25/70(a)(c)	2,320,713	2,327,072
Series 2025-3, Class A1, 5.42%, 3/25/70(a)(c)	3,629,282	3,629,553
Series 2025-5, Class A1, 5.57%, 4/25/70(a)(c)	2,773,006	2,778,842
Aspire Mortgage Trust
Series 2026-1, Class A1, 4.86%, 1/25/66(a)(c)	4,663,202	4,613,705
Series 2026-2, Class A1, 5.33%, 4/26/66(a)(c)	3,392,198	3,381,740
Series 2026-3, Class A1, 5.46%, 5/25/66(a)(c)	5,200,000	5,200,478
Barclays Mortgage Loan Trust
Series 2026-NQM2, Class A1, 4.70%, 12/25/65(a)(c)	4,713,891	4,649,220
BRAVO Residential Funding Trust
Series 2026-NQM3, Class A1, 4.99%, 11/25/65(a)(c)	3,425,371	3,395,854
A&D Mortgage Trust
Series 2024-NQM3, Class A1, 6.45%, 7/25/69(a)(c)	2,655,639	2,673,362
Series 2025-NQM2, Class A1, 5.79%, 6/25/70(a)(c)	2,466,615	2,476,646
Series 2025-NQM3, Class A1, 5.37%, 8/25/70(a)(c)	5,864,708	5,852,886
Series 2025-NQM4, Class A1A, 5.23%, 10/25/70(a)(c)	4,475,280	4,454,003
Series 2026-NQM1, Class A1A, 4.91%, 2/25/71(a)(c)	870,833	861,910
Series 2026-NQM2, Class A1, 4.81%, 3/25/71(a)(c)	4,858,140	4,799,396
Series 2026-NQM3, Class A1, 5.08%, 4/25/71(a)(c)	4,837,584	4,803,336
Chase Home Lending Mortgage Trust
Series 2024-1, Class A4A, 6.00%, 1/25/55(a)(c)	1,770,989	1,772,654
Series 2024-2, Class A4A, 6.00%, 2/25/55(a)(c)	2,455,664	2,454,418
Series 2024-4, Class A4, 6.00%, 3/25/55(a)(c)	2,046,075	2,049,600
Citigroup Mortgage Loan Trust
Series 2014-A, Class A, 4.00%, 1/25/35(a)(c)	196,017	190,853
COLT Mortgage Loan Trust
Series 2025-11, Class A1, 5.05%, 11/25/70(a)(c)	4,478,785	4,453,236
Series 2026-1, Class A1, 4.76%, 2/25/71(a)(c)	2,435,902	2,405,909
Series 2026-2, Class A1, 4.83%, 3/25/71(a)(c)	3,095,298	3,060,862

SHORT DURATION INCOME FUND (CONTINUED)
Schedule of Investments
June 30, 2026 (Unaudited)

	$ Principal
	Amount	$ Value
Cross Mortgage Trust
Series 2025-H1, Class A1, 5.74%, 2/25/70(a)(c)	4,605,376	4,622,729
Series 2025-H2, Class A1, 5.36%, 3/25/70(a)(c)	1,380,893	1,379,159
Series 2025-H4, Class A1, 5.60%, 6/25/70(a)(c)	1,600,269	1,604,056
Series 2025-H7, Class A1A, 4.93%, 9/25/70(a)(c)	4,358,314	4,320,858
Series 2026-NQM5, Class A1, 5.09%, 3/25/71(a)(c)	1,909,088	1,896,290
Ellington Financial Mortgage Trust
Series 2025-NQM5, Class A1A, 5.03%, 11/25/70(a)(c)	3,427,432	3,411,619
Series 2026-NQM1, Class A1A, 4.77%, 2/25/71(a)(c)	7,678,174	7,580,096
Series 2026-NQM3, Class A1, 5.03%, 3/25/71(a)(c)	4,787,336	4,744,163
Finance of America HECM Buyout
Series 2026-HB1, Class A, 4.25%, 3/25/29(a)(c)	3,653,485	3,591,572
Series 2025-HB1, Class A, 4.50%, 11/25/35(a)(c)	3,202,377	3,168,450
Finance of America Structured Securities Trust
Series 2025-S3, Class A1, 3.50%, 9/25/55(a)(c)	3,855,989	3,773,682
Series 2025-PC1, Class A1, 4.50%, 5/25/75(a)(c)	4,292,856	4,154,031
Finance Of America Structured Securities Trust
Series 2026-S1, Class A1, 3.50%, 3/25/56(a)(c)(d)	4,320,860	4,195,340
Series 2024-S1, Class A1, 3.50%, 2/25/74(a)(c)	4,074,847	4,032,713
Series 2025-S1, Class A1, 3.50%, 2/25/75(a)(c)	2,683,454	2,611,278
Flagstar Mortgage Trust
Series 2017-1, Class 2A2, 3.00%, 3/25/47(a)(c)	209,654	193,629
Series 2021-7, Class A5, 2.50%, 8/25/51(a)(c)	3,953,204	3,528,941
Series 2021-10INV, Class A6, 2.50%, 10/25/51(a)(c)	3,459,260	3,095,589
GCAT Trust
Series 2025-NQM1, Class A1, 5.37%, 11/25/69(a)(c)	3,331,065	3,324,935
Series 2025-NQM5, Class A1, 4.98%, 8/25/70(a)(c)	2,454,777	2,431,953
Series 2025-NQM6, Class A1, 4.94%, 10/25/70(a)(c)	3,282,892	3,249,517
GS Mortgage-Backed Securities Trust
Series 2021-PJ9, Class A8, 2.50%, 2/26/52(a)(c)	2,495,234	2,222,179
Series 2022-PJ1, Class A8, 2.50%, 5/28/52(a)(c)	2,976,554	2,642,574
Series 2022-PJ2, Class A24, 3.00%, 6/25/52(a)(c)	1,891,675	1,712,484
Series 2024-PJ5, Class A15, 6.00%, 9/25/54(a)(c)	1,165,453	1,166,374
Series 2024-PJ8, Class A8, 5.50%, 2/25/55(a)(c)	90,372	90,142
Series 2025-PJ3, Class A8, 5.50%, 7/25/55(a)(c)	4,463,382	4,459,506
Series 2025-PJ9, Class A6, 5.00%, 3/25/56(a)(c)	2,851,693	2,821,531
Series 2026-CSES1, Class A1, 4.90%, 5/25/56(a)(c)	896,034	887,920
Series 2026-CES2, Class A1A, 5.23%, 6/25/56(a)(c)	1,198,094	1,195,454
Series 2026-CES3, Class A1A, 5.36%, 9/25/56(a)(c)	1,348,345	1,344,709
Series 2026-PJ6, Class A7, 5.50%, 9/25/56(a)(c)	3,871,658	3,869,311
Series 2020-NQM1, Class A1, 1.38%, 9/27/60(a)(c)	171,287	166,457
Series 2025-NQM5, Class A1, 5.01%, 7/25/65(a)(c)	3,997,750	3,967,651
Series 2025-NQM3, Class A1, 5.14%, 11/25/65(a)(c)	2,208,443	2,199,681
Series 2026-NQM3, Class A1A, 5.22%, 5/25/66(a)(c)	5,748,179	5,725,682
GS Mortgage-Backed Securities Trust
Series 2025-NQM2, Class A1, 5.65%, 6/25/65(a)(c)	4,834,874	4,840,641
HOMES Trust
Series 2025-NQM1, Class A1, 5.55%, 1/25/70(a)(c)	2,659,007	2,662,374
Series 2025-NQM2, Class A1, 5.43%, 2/25/70(a)(c)	2,291,979	2,290,955
Series 2025-NQM3, Class A1, 5.63%, 2/25/70(a)(c)	3,869,959	3,880,794
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5, Class A1, 2.50%, 10/25/29(a)(c)	184,069	182,681
Series 2016-3, Class 2A1, 2.89%, 10/25/46(a)(c)	457,354	428,597
Series 2017-3, Class 2A2, 2.50%, 8/25/47(a)(c)	1,353,450	1,175,561
Series 2018-6, Class 2A2, 3.00%, 12/25/48(a)(c)	122,618	116,981
Series 2020-81, Class A4, 3.00%, 3/25/51(a)(c)	40,217	39,847
Series 2021-4, Class A4, 2.50%, 8/25/51(a)(c)	1,546,000	1,394,291
Series 2021-6, Class A4, 2.50%, 10/25/51(a)(c)	3,510,526	3,154,035
Series 2021-8, Class A4, 2.50%, 12/25/51(a)(c)	1,141,983	1,023,580
Series 2022-2, Class A4A, 2.50%, 8/25/52(a)(c)	1,383,260	1,229,348
Series 2023-6, Class A4A, 5.50%, 12/26/53(a)(c)	1,305,024	1,304,454
Series 2024-4, Class A4A, 6.00%, 10/25/54(a)(c)	1,133,963	1,134,788
Series 2024-51A, Class A6, 6.00%, 11/25/54(a)(c)	106,159	105,873
Series 2024-10, Class A6, 5.50%, 3/25/55(a)(c)	667,422	666,330
Series 2024-11, Class A6A, 5.50%, 4/25/55(a)(c)	1,385,487	1,385,020
Series 2025-3, Class A1B, 5.56%, 9/25/55(a)(c)	553,079	552,075
Series 2025-CCM2, Class A4A, 5.50%, 9/25/55(a)(c)	6,382,739	6,371,564
Series 2025-7MPR, Class A1D, 5.32%, 2/25/56(a)(c)	2,195,962	2,186,390
Series 2026-CES1, Class A1A, 4.91%, 6/25/56(a)(c)	5,449,225	5,396,601
Series 2025-NQM1, Class A1, 5.59%, 6/25/65(a)(c)	3,983,407	3,982,210
Series 2025-NQM2, Class A1, 5.57%, 9/25/65(a)(c)	755,599	756,315
Series 2026-NQM2, Class A1A, 5.15%, 9/25/66(a)(c)	5,851,650	5,823,037
Series 2025-NQM3, Class A1A, 5.48%, 10/25/66(a)(c)	5,908,968	5,901,711
	$ Principal
	Amount	$ Value
MFA Trust
Series 2026-NQM1, Class A1, 5.05%, 2/25/71(a)(c)	6,424,745	6,378,794
Series 2026-NQM2, Class A1, 5.51%, 5/25/71(a)(c)	2,429,478	2,434,128
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1, 5.53%, 5/25/70(a)(c)	1,066,723	1,067,387
Series 2025-NQM4, Class A1, 5.59%, 6/25/70(a)(c)	2,413,335	2,416,052
Series 2025-DSC2, Class A1, 5.44%, 7/25/70(a)(c)	1,124,806	1,123,602
Series 2025-NQM6, Class A1, 5.15%, 7/25/70(a)(c)	3,131,400	3,114,722
Series 2025-DSC3, Class A1A, 4.91%, 9/25/70(a)(c)	5,195,334	5,139,882
Series 2025-NQM8, Class A1, 4.96%, 9/25/70(a)(c)	2,095,353	2,076,460
Series 2026-NQM3, Class A1, 5.08%, 3/25/71(a)(c)	744,906	739,966
Series 2025-NQM3, Class A1, 5.21%, 3/25/71(a)(c)	4,054,862	4,036,128
New Residential Mortgage Loan Trust
Series 2025-NQM2, Class A1, 5.57%, 4/25/65(a)(c)	1,126,139	1,127,625
Series 2025-NQM3, Class A1, 5.53%, 5/25/65(a)(c)	3,589,419	3,595,645
Series 2025-NQM5, Class A1, 5.11%, 8/25/65(a)(c)	6,453,994	6,406,822
Series 2025-NQM3, Class A1, 4.83%, 2/25/66(a)(c)	2,755,067	2,721,967
Onslow Bay Financial LLC
Series 2026-CES1, Class A1A, 5.19%, 4/25/56(a)(c)	2,530,078	2,517,134
Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(c)	1,690,381	1,696,999
Series 2025-NQM1, Class A1, 5.55%, 12/25/64(a)(c)	2,054,046	2,058,218
Series 2025-NQM6, Class A1, 5.60%, 3/25/65(a)(c)	5,424,794	5,440,598
Series 2025-NQM6, Class A2, 5.76%, 3/25/65(a)(c)	2,712,397	2,717,481
Radian Mortgage Capital Trust
Series 2024-J2, Class A8, 5.50%, 3/25/55(a)(c)	65,868	65,704
Rate Mortgage Trust
Series 2021-J3, Class A7, 2.50%, 10/25/51(a)(c)	3,292,324	2,924,077
RCKT Mortgage Trust
Series 2021-3, Class A5, 2.50%, 7/25/51(a)(c)	4,100,756	3,680,088
Series 2026-CES1, Class A1A, 4.83%, 1/25/56(a)(c)	4,593,826	4,538,451
Santander Mortgage Asset Receivable Trust
Series 2025-CES1, Class A1A, 5.04%, 9/25/55(a)(c)	5,366,901	5,318,314
Series 2026-CES1, Class A1A, 4.88%, 1/01/56(a)(c)	4,753,649	4,703,155
Series 2025-NQM5, Class A1, 5.07%, 8/25/65(a)(c)	6,066,449	6,021,941
Series 2025-NQMS1, Class A1A, 5.59%, 10/25/65(a)(c)	4,000,000	4,007,587
Series 2026-NQM1, Class A1, 4.95%, 11/25/65(a)(c)	1,819,427	1,801,469
Series 2026-NQM3, Class A1A, 5.18%, 3/25/66(a)(c)	2,936,256	2,919,365
Series 2025-NQM5, Class A1A, 5.46%, 6/25/66(a)(c)	4,950,000	4,950,898
Sequoia Mortgage Trust (SEMT)
Series 2020-3, Class A4, 3.00%, 4/25/50(a)(c)	82,726	81,839
Series 2023-3, Class A4, 6.00%, 9/25/53(a)(c)	1,549,989	1,552,906
Series 2024-3, Class A4, 6.00%, 4/25/54(a)(c)	1,361,957	1,364,376
Series 2024-4, Class A4, 6.00%, 5/25/54(a)(c)	1,077,905	1,077,995
Series 2024-51A, Class A5, 6.00%, 6/25/54(a)(c)	825,873	828,120
Series 2024-10, Class A5, 5.50%, 11/25/54(a)(c)	909,562	908,889
Series 2025-6, Class A11, 5.50%, 7/25/55(a)(c)	3,891,365	3,888,237
Series 2025-10, Class A11, 5.00%, 11/25/55(a)(c)	3,280,727	3,256,126
Series 2026-MED1, Class A1A, 5.12%, 4/25/56(a)(c)	1,677,887	1,657,711
Series 2026-7, Class A11, 5.00%, 6/25/56(a)(c)	850,000	845,231
Series 2026-8, Class A11, 5.00%, 6/26/56(a)(c)	2,630,000	2,604,890
SG Residential Mortgage Trust
Series 2026-4, Class A1A, 5.51%, 7/01/66(a)(c)	7,950,000	7,963,542
Verus Securitization Trust
Series 2025-1, Class A1, 5.62%, 1/25/70(a)(c)	1,508,318	1,513,322
Series 2025-4, Class A1, 5.45%, 5/25/70(a)(c)	1,093,638	1,096,118
Series 2025-5, Class A1, 5.43%, 6/25/70(a)(c)	872,412	875,438
Series 2025-6, Class A1, 5.42%, 7/25/70(a)(c)	800,581	802,493
Series 2025-7, Class A1, 5.13%, 8/25/70(a)(c)	4,180,820	4,164,500
		370,811,798
Total Mortgage-Backed Securities (Cost $610,635,845)		605,262,814

SHORT DURATION INCOME FUND (CONTINUED)
Schedule of Investments
June 30, 2026 (Unaudited)

U.S. Treasuries — 13.2%

	$ Principal
	Amount	$ Value
U.S. Treasury Notes
4.50%, 7/15/26	22,000,000	22,006,360
1.88%, 7/31/26	15,000,000	14,977,410
4.63%, 9/15/26	12,000,000	12,021,146
2.25%, 2/15/27	2,000,000	1,978,555
1.13%, 2/28/27	10,000,000	9,813,140
1.13%, 2/29/28	16,000,000	15,225,937
4.63%, 9/30/28	4,000,000	4,039,141
4.00%, 1/31/29	8,000,000	7,966,562
4.00%, 2/28/30	4,000,000	3,976,328
4.13%, 8/31/30	8,000,000	7,978,750
4.63%, 9/30/30	15,000,000	15,246,974
4.13%, 7/31/31	11,000,000	10,955,527
4.13%, 10/31/31	7,000,000	6,965,957
4.00%, 6/30/32	17,000,000	16,764,923
4.00%, 2/15/34	12,000,000	11,725,781
3.88%, 8/15/34	12,000,000	11,592,187
1.63%, 10/31/26	17,000,000	16,875,213
4.38%, 8/31/28	15,000,000	15,064,746
Total U.S. Treasuries (Cost $206,324,402)		205,174,637
Total Investments in Securities — 97.5%
(Cost $1,523,567,973)		1,513,457,588
Other Assets Less other Liabilities — 2.5%		37,632,355
Net Assets — 100.0%		1,551,089,943

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of such securities is $1,015,670,369 or 65.5% of net assets.

(b)	Foreign domiciled entity.

(c)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(d)	This security is classified as Level 3 security within the fair value hierarchy. Level 3 security values are determined using significant unobservable inputs. As of June 30, 2026, the total value of such securities was $8,801,946 or 0.57% of net assets.

(e)	Default bond.

ULTRA SHORT GOVERNMENT FUND
Schedule of Investments
June 30, 2026 (Unaudited)

Asset-Backed Securities — 0.3%
	$ Principal
	Amount	$ Value
Automobile — 0.0%
CFMT LLC (CFMT)
Series 2021-AL1, Class B, 1.39%, 9/22/31(a)	19,179	19,149

Equipment — 0.2%
NMEF Funding LLC (NMEF)
Series 2025-A, Class A2, 4.72%, 7/15/32(a)	279,069	279,368
Total Asset-Backed Securities (Cost $298,520)		298,517

U.S. Treasuries — 56.2%
U.S. Treasury Notes
3.75%, 8/31/26	32,000,000	31,996,934
3.50%, 9/30/26	34,000,000	33,971,563
Total U.S. Treasuries (Cost $65,998,440)		65,968,497

Cash Equivalents — 37.8%
United States Treasury Bills, 3.69% to 3.85%,
9/24/26 to 11/27/26(b)	44,426,505	44,406,780
Total Cash Equivalents (Cost $44,426,505)		44,406,780
Total Investments in Securities — 94.3%
(Cost $110,723,465)		110,673,794
Other Assets Less other Liabilities — 5.7%		6,697,159
Net Assets — 100.0%		117,370,953

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of such securities is $298,517 or 0.3% of net assets.

(b)	Interest rates presented represent the effective yield at June 30, 2026.

NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2026 (Unaudited)

(1) Disclaimer

The schedule of portfolio holdings are unaudited and are presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

(2) Illiquid Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. The Adviser preliminarily identifies illiquid investments based on, among other things, the trading characteristics and market depth of a particular investment. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2026, are as follows (in U.S. dollars):

						Percentage
		Acquisition	Acquisition	Principal		of Net
Fund	Security	Date(a)	Cost	Amount	Value	Assets(%)
Core Plus Income	ABPCI Direct Lending Fund A.B.S I Ltd. 4.935% Due 12/29/2030	5/5/2026	774,909	858,496	822,289	0.0
Core Plus Income	Golub Capital Partners A.B.S Funding 2019-1 Ltd. 3.1% Due 07/20/2030	4/10/2026	16,353,568	18,032,103	17,112,141	0.4
Core Plus Income	Guggenheim Investments Private Debt Fund IV Rated, Series 2025-1A Class A1	3/19/2025	9,160,000	22,900,000	22,932,884	0.5
Core Plus Income	LENDINGBUZZ AUT RCV TR SS-24-A 20310515 5.94	12/20/2024	7,091,657	7,092,496	7,117,498	0.2
Core Plus Income	LENDBUZZ AUTO REC TR 2025-A 20310815 5.50	2/27/2025	5,304,400	5,306,190	5,302,036	0.1
Core Plus Income	Monroe Capital A.B.S Funding II Ltd. 6.77% Due 07/22/2034	7/2/2024	5,248,924	5,250,000	4,999,574	0.1
Core Plus Income	Monroe Capital A.B.S Funding II Ltd. 7.83% Due 07/22/2034	7/2/2024	2,499,903	2,500,000	2,519,321	0.1
Core Plus Income	New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class B	3/28/2024	3,573,750	4,765,000	4,742,285	0.1
Core Plus Income	New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class C	3/28/2024	2,868,750	3,825,000	3,821,068	0.1
Core Plus Income	New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class D	3/28/2024	2,250,000	3,000,000	2,995,338	0.1
Core Plus Income	Willow Tree Fund (Unlevered) 2026-1A B Floating Rate Due 05/14/2037	5/14/2026	5,400,000	5,400,000	5,400,000	0.1
Core Plus Income	Willow Tree Fund (Unlevered) 2026-1A A Floating Rate Due 05/14/2037	5/14/2026	25,000,000	25,000,000	25,000,000	0.6
Short Duration Income	LENDINGBUZZ AUT RCV TR SS-24-A 20310515 5.94	12/20/2024	2,581,789	2,582,094	2,591,196	0.2
Short Duration Income	LENDBUZZ AUTO REC TR 2025-A 20310815 5.50	2/27/2025	2,652,466	2,653,361	2,651,284	0.2
Short Duration Income	Silver Point SCF CLO LTD Floating Rate Due 07/20/2038	6/23/2026	5,950,000	5,950,000	5,952,945	0.4
Short Duration Income	Guggenheim Investments Private Debt Fund IV Rated, Series 2025-1A Class A1	3/19/2025	1,840,000	4,600,000	4,606,606	0.3
Short Duration Income	New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class A	3/28/2024	3,750,000	5,000,000	4,978,715	0.3

(a)	Acquisition date represents the initial purchase date of the security.

(3) Additional Information

The Funds’ annual and semi-annual financial statements contain further information, including the Funds’ significant accounting policies, pricing and fair valuation information and risks. These financial statements are available on the Funds’ website at weitzinvestments.com.